UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21749

CRM Mutual Fund Trust
(Exact name of registrant as specified in charter)

c/o Cramer Rosenthal McGlynn, LLC.
300 First Stamford Place, Suite 440
Stamford, CT 06902
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-326-5300

Date of fiscal year end:   June 30

Date of reporting period:   June 30, 2025

Item 1. Reports to Stockholders.

(a)
CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$122	1.20%

How did the Fund perform during the reporting period?

The CRM All Cap Value Fund, Institutional Share Class (CRIEX) returned 3.93% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 3000 Value Total Return Index (the “Index”), returned 13.30% for the period.

Against the Index, relative underperformance was attributed to the Fund’s portfolio holdings within the Industrials, Financials, Materials, and Consumer Discretionary sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Health Care and Information Technology sectors were a tailwind to relative performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM All Cap Value Fund - Institutional Class
Russell 3000® Index
Russell 3000® Value Index
$3,400,000
$2,720,000
$2,040,000
$1,360,000
$680,000
$0
$3,382,207
$2,376,385
$2,051,095
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM All Cap Value Fund - Institutional Class	Russell 3000® Index	Russell 3000® Value Index
Jun-2015	$1,000,000	$1,000,000	$1,000,000
Jun-2016	$1,012,051	$1,021,383	$1,024,174
Jun-2017	$1,181,203	$1,210,436	$1,190,169
Jun-2018	$1,318,550	$1,389,315	$1,276,472
Jun-2019	$1,311,839	$1,514,111	$1,370,143
Jun-2020	$1,182,371	$1,612,975	$1,241,067
Jun-2021	$1,828,682	$2,325,337	$1,804,463
Jun-2022	$1,649,226	$2,002,914	$1,669,818
Jun-2023	$1,734,681	$2,382,540	$1,857,163
Jun-2024	$1,973,460	$2,933,505	$2,097,362
Jun-2025	$2,051,095	$3,382,207	$2,376,385

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Institutional Class	3.93%	11.65%	7.45%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 3000® Value Index	13.30%	13.87%	9.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$22,955,782
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$154,876
Portfolio Turnover	74%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 26.1%
Financials 22.1%
Industrials 12.1%
Materials 11.9%
Real Estate 7.8%
Health Care 7.5%
Consumer Discretionary 5.4%
Energy 3.5%
Utilities 2.0%
Money Market Funds 1.6%

Value	Value
Money Market Funds	1.6%
Utilities	2.0%
Energy	3.5%
Consumer Discretionary	5.4%
Health Care	7.5%
Real Estate	7.8%
Materials	11.9%
Industrials	12.1%
Financials	22.1%
Technology	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.1%
ACV Auctions, Inc.	3.8%
Citigroup, Inc.	3.5%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Charles Schwab Corporation (The)	3.3%
Global Payments, Inc.	3.3%
Vontier Corporation	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.8%
Concentra Group Holdings Parent, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM All Cap Value Fund

Institutional Class (CRIEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRIEX

Distributed by ALPS Distributors, Inc.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.45%

How did the Fund perform during the reporting period?

The CRM All Cap Value Fund, Investor Share Class (CRMEX) returned 3.71% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 3000 Value Total Return Index (the “Index”), returned 13.30% for the period.

Against the Index, relative underperformance was attributed to the Fund’s portfolio holdings within the Industrials, Financials, Materials, and Consumer Discretionary sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings within the Health Care and Information Technology sectors were a tailwind to relative performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM All Cap Value Fund - Investor Class
Russell 3000® Index
Russell 3000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$23,764
$20,014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM All Cap Value Fund - Investor Class	Russell 3000® Index	Russell 3000® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,088	$10,214	$10,242
Jun-2017	$11,768	$12,104	$11,902
Jun-2018	$13,085	$13,893	$12,765
Jun-2019	$12,992	$15,141	$13,701
Jun-2020	$11,672	$16,130	$12,411
Jun-2021	$18,025	$23,253	$18,045
Jun-2022	$16,207	$20,029	$16,698
Jun-2023	$17,007	$23,825	$18,572
Jun-2024	$19,297	$29,335	$20,974
Jun-2025	$20,014	$33,822	$23,764

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM All Cap Value Fund - Investor Class	3.71%	11.39%	7.18%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 3000® Value Index	13.30%	13.87%	9.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$22,955,782
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$154,876
Portfolio Turnover	74%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.6%
Utilities	2.0%
Energy	3.5%
Consumer Discretionary	5.4%
Health Care	7.5%
Real Estate	7.8%
Materials	11.9%
Industrials	12.1%
Financials	22.1%
Technology	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.1%
ACV Auctions, Inc.	3.8%
Citigroup, Inc.	3.5%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Charles Schwab Corporation (The)	3.3%
Global Payments, Inc.	3.3%
Vontier Corporation	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.8%
Concentra Group Holdings Parent, Inc.	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM All Cap Value Fund

Investor Class (CRMEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRMEX

Distributed by ALPS Distributors, Inc.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$185	1.85%

How did the Fund perform during the reporting period?

The CRM Long/Short Opportunities Fund, Institutional Share Class (CRIHX) returned -0.20% for the 12 months end June 30th, 2025. The S&P 500 Total Return Index (“The Index”), returned 15.16% for the period.

During the fiscal year, the Fund underperformed relative to the Index. From a sector perspective, the Fund’s holdings in the Information Technology, Financials, and Utilities contributed most to Fund performance during the fiscal year on an absolute basis based on financial results and forward guidance. Conversely, the Fund’s holdings in the Consumer Staples, Industrials, Materials, and Health Care sectors were the largest detractors to performance on an absolute basis based on mixed earnings results and negative investor sentiment. In terms of exposure during the period, the Fund averaged approximately 88% gross long, 41% gross short, and 47% net long. Fund net exposure decreased during the period from roughly 56% net long to 42% net long, largely through the increase in short exposure. During the period, Financials net exposure increased by over 7% while Health Care, Information Technology, Energy and Industrials increased by a more modest amount. At the same time, Consumer Discretionary, Materials, and Real Estate net exposure decreased throughout the period. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

CRM Long/Short Opportunities Fund - Institutional Class
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,205
$15,233
Aug-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM Long/Short Opportunities Fund - Institutional Class	S&P 500® Index
Aug-2016	$10,000	$10,000
Jun-2017	$10,250	$11,329
Jun-2018	$10,715	$12,957
Jun-2019	$10,472	$14,307
Jun-2020	$10,884	$15,381
Jun-2021	$13,005	$21,655
Jun-2022	$12,573	$19,356
Jun-2023	$13,866	$23,149
Jun-2024	$15,263	$28,833
Jun-2025	$15,233	$33,205

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2016)
CRM Long/Short Opportunities Fund - Institutional Class	-0.20%	6.95%	4.86%
S&P 500® Index	15.16%	16.64%	14.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$244,727,924
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,533,738
Portfolio Turnover	187%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.0%
Money Market Funds	11.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
17.5%
Financials
16.5%
Technology
14.2%
Money Market Funds
8.9%
Health Care
7.1%
Consumer Discretionary
4.5%
Utilities
4.1%
Energy
3.6%
Materials
3.2%
Real Estate
1.9%
Communications
0.2%
Consumer Staples
-0.6%
Other Assets in Excess of Liabilities
18.9%

Value	Value
Other Assets in Excess of Liabilities	18.9%
Consumer Staples	-0.6%
Communications	0.2%
Real Estate	1.9%
Materials	3.2%
Energy	3.6%
Utilities	4.1%
Consumer Discretionary	4.5%
Health Care	7.1%
Money Market Funds	8.9%
Technology	14.2%
Financials	16.5%
Industrials	17.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
Federated Hermes Treasury Obligations Fund, Institutional Shares	4.5%
Blackrock Liquidity Funds T-Fund, Institutional Shares	4.5%
Evercore Partners, Inc., Class A	3.6%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Clean Harbors, Inc.	3.1%
Skyline Champion Corporation	3.1%
Regal Rexnord Corporation	3.1%
BankUnited, Inc.	3.0%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Long/Short Opportunities Fund

Institutional Class (CRIHX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRIHX

Distributed by ALPS Distributors, Inc.

CRM Mid Cap Value Fund

Institutional Class (CRIMX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	1.04%

How did the Fund perform during the reporting period?

The CRM Mid Cap Value Fund, Institutional Share Class (CRIMX) returned 2.19% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell Mid Cap Value Total Return Index (the “Index”), returned 11.53% for the period.

Against the Index, relative underperformance during the fiscal year was mainly attributed to the Fund’s portfolio holdings within the Financials, Consumer Discretionary, Industrials, and Energy sectors compared to the stocks included in those sectors in the Index. The Fund’s portfolio holdings within the Utilities and Real Estate sectors were a tailwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Mid Cap Value Fund - Institutional Class
Russell 3000® Index
Russell Midcap® Value Index
$3,400,000
$2,720,000
$2,040,000
$1,360,000
$680,000
$0
$3,382,207
$2,238,704
$2,222,197
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM Mid Cap Value Fund - Institutional Class	Russell 3000® Index	Russell Midcap® Value Index
Jun-2015	$1,000,000	$1,000,000	$1,000,000
Jun-2016	$1,016,109	$1,021,383	$1,032,458
Jun-2017	$1,180,605	$1,210,436	$1,196,883
Jun-2018	$1,393,623	$1,389,315	$1,287,789
Jun-2019	$1,443,917	$1,514,111	$1,335,196
Jun-2020	$1,287,550	$1,612,975	$1,177,484
Jun-2021	$1,988,457	$2,325,337	$1,802,305
Jun-2022	$1,858,255	$2,002,914	$1,622,130
Jun-2023	$1,969,791	$2,382,540	$1,792,497
Jun-2024	$2,174,501	$2,933,505	$2,007,194
Jun-2025	$2,222,197	$3,382,207	$2,238,704

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Institutional Class	2.19%	11.53%	8.31%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$304,560,728
Number of Portfolio Holdings	47
Advisory Fee	$2,586,412
Portfolio Turnover	88%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Common Stocks	98.1%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
21.6%
Technology
14.8%
Materials
14.3%
Financials
13.9%
Real Estate
10.1%
Utilities
7.1%
Health Care
7.0%
Consumer Discretionary
6.6%
Energy
3.2%
Money Market Funds
1.9%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.9%
Energy	3.2%
Consumer Discretionary	6.6%
Health Care	7.0%
Utilities	7.1%
Real Estate	10.1%
Financials	13.9%
Materials	14.3%
Technology	14.8%
Industrials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nisource, Inc.	4.0%
Vontier Corporation	3.6%
First American Financial Corporation	3.4%
Teledyne Technologies, Inc.	3.2%
Capital One Financial Corporation	3.2%
Regal Rexnord Corporation	3.2%
Atmos Energy Corporation	3.1%
CBRE Group, Inc., Class A	3.1%
AMETEK, Inc.	2.7%
Camden Property Trust	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Mid Cap Value Fund

Distributed by ALPS Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Institutional Class (CRIMX)

TSR-AR 063025-CRIMX

CRM Mid Cap Value Fund

Investor Class (CRMMX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$121	1.20%

How did the Fund perform during the reporting period?

The CRM Mid Cap Value Fund, Investor Share Class (CRMMX) returned 1.97% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell Mid Cap Value Total Return Index (the “Index”), returned 11.53% for the period.

Against the Index, relative underperformance during the fiscal year was mainly attributed to the Fund’s portfolio holdings within the Financials, Consumer Discretionary, Industrials, and Energy sectors compared to the stocks included in those sectors in the Index. The Fund’s portfolio holdings within the Utilities and Real Estate sectors were a tailwind to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Mid Cap Value Fund - Investor Class
Russell 3000® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$22,387
$21,807
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM Mid Cap Value Fund - Investor Class	Russell 3000® Index	Russell Midcap® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,143	$10,214	$10,325
Jun-2017	$11,759	$12,104	$11,969
Jun-2018	$13,852	$13,893	$12,878
Jun-2019	$14,323	$15,141	$13,352
Jun-2020	$12,750	$16,130	$11,775
Jun-2021	$19,646	$23,253	$18,023
Jun-2022	$18,334	$20,029	$16,221
Jun-2023	$19,395	$23,825	$17,925
Jun-2024	$21,387	$29,335	$20,072
Jun-2025	$21,807	$33,822	$22,387

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Mid Cap Value Fund - Investor Class	1.97%	11.33%	8.11%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$304,560,728
Number of Portfolio Holdings	47
Advisory Fee	$2,586,412
Portfolio Turnover	88%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Common Stocks	98.1%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.9%
Energy	3.2%
Consumer Discretionary	6.6%
Health Care	7.0%
Utilities	7.1%
Real Estate	10.1%
Financials	13.9%
Materials	14.3%
Technology	14.8%
Industrials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nisource, Inc.	4.0%
Vontier Corporation	3.6%
First American Financial Corporation	3.4%
Teledyne Technologies, Inc.	3.2%
Capital One Financial Corporation	3.2%
Regal Rexnord Corporation	3.2%
Atmos Energy Corporation	3.1%
CBRE Group, Inc., Class A	3.1%
AMETEK, Inc.	2.7%
Camden Property Trust	2.7%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Mid Cap Value Fund

Distributed by ALPS Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Investor Class (CRMMX)

TSR-AR 063025-CRMMX

CRM Small Cap Value Fund

Institutional Class (CRISX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.09%

How did the Fund perform during the reporting period?

The CRM Small Cap Value Fund, Institutional Share Class (CRISX) returned 4.79% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 2000 Value Total Return Index (the “Index”), returned 5.54% for the period.

Against the Index, relative underperformance during the fiscal year was mainly attributed to the Fund’s portfolio holdings within the Materials, Information Technology and Real Estate sectors compared to the stocks included in those sectors in the Index. The portfolio benefited from our underweight to the Health Care and Energy sectors based on more negative investor sentiment in these sectors, and our overweight the Information Technology sector relative to the Russell 2000 Value Total Return Index based on more positive earnings results and favorable investor sentiment in this sector. The Fund’s portfolio holdings within the Consumer Discretionary, Energy, and Financials sectors were also a significant tailwind to relative performance due to positive earnings reports and forward guidance. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

	CRM Small Cap Value Fund - Institutional Class	Russell 3000® Index	Russell 2000® Value Index
Jun-2015	$1,000,000	$1,000,000	$1,000,000
Jun-2016	$981,145	$1,021,383	$974,182
Jun-2017	$1,201,993	$1,210,436	$1,216,334
Jun-2018	$1,339,463	$1,389,315	$1,375,664
Jun-2019	$1,340,974	$1,514,111	$1,289,885
Jun-2020	$1,054,885	$1,612,975	$1,064,452
Jun-2021	$1,642,292	$2,325,337	$1,844,479
Jun-2022	$1,387,291	$2,002,914	$1,544,189
Jun-2023	$1,558,283	$2,382,540	$1,636,957
Jun-2024	$1,766,476	$2,933,505	$1,815,316
Jun-2025	$1,851,137	$3,382,207	$1,915,800

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Institutional Class	4.79%	11.90%	6.35%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$65,087,390
Number of Portfolio Holdings	43
Advisory Fee	$575,920
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Common Stocks	94.1%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
29.8%
Technology
15.3%
Industrials
13.8%
Real Estate
9.7%
Consumer Discretionary
7.5%
Materials
6.8%
Money Market Funds
6.2%
Utilities
5.1%
Energy
4.4%
Health Care
4.4%
Consumer Staples
1.8%
Liabilities in Excess of Other Assets
-4.8%

Value	Value
Liabilities in Excess of Other Assets	-4.8%
Consumer Staples	1.8%
Health Care	4.4%
Energy	4.4%
Utilities	5.1%
Money Market Funds	6.2%
Materials	6.8%
Consumer Discretionary	7.5%
Real Estate	9.7%
Industrials	13.8%
Technology	15.3%
Financials	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitol Federal Financial, Inc.	3.8%
Central Pacific Financial Corporation	3.8%
BankUnited, Inc.	3.5%
Concentra Group Holdings Parent, Inc.	3.3%
I3 Verticals, Inc., Class A	3.2%
Knowles Corporation	3.1%
Bank of Hawaii Corporation	3.0%
Moelis & Company, Class A	3.0%
Itron, Inc.	2.8%
Fulton Financial Corporation	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small Cap Value Fund

Institutional Class (CRISX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRISX

Distributed by ALPS Distributors, Inc.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.27%

How did the Fund perform during the reporting period?

The CRM Small Cap Value Fund, Investor Share Class (CRMSX) returned 4.65% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 2000 Value Total Return Index (the “Index”), returned 5.54% for the period.

Against the Index, relative underperformance during the fiscal year was mainly attributed to the Fund’s portfolio holdings within the Materials, Information Technology and Real Estate sectors compared to the stocks included in those sectors in the Index. The portfolio benefited from our underweight to the Health Care and Energy sectors based on more negative investor sentiment in these sectors, and our overweight the Information Technology sector relative to the Russell 2000 Value Total Return Index based on more positive earnings results and favorable investor sentiment in this sector. The Fund’s portfolio holdings within the Consumer Discretionary, Energy, and Financials sectors were also a significant tailwind to relative performance due to positive earnings reports and forward guidance. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	CRM Small Cap Value Fund - Investor Class	Russell 3000® Index	Russell 2000® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,788	$10,214	$9,742
Jun-2017	$11,968	$12,104	$12,163
Jun-2018	$13,305	$13,893	$13,757
Jun-2019	$13,283	$15,141	$12,899
Jun-2020	$10,423	$16,130	$10,645
Jun-2021	$16,193	$23,253	$18,445
Jun-2022	$13,646	$20,029	$15,442
Jun-2023	$15,296	$23,825	$16,370
Jun-2024	$17,311	$29,335	$18,153
Jun-2025	$18,116	$33,822	$19,158

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small Cap Value Fund - Investor Class	4.65%	11.69%	6.12%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$65,087,390
Number of Portfolio Holdings	43
Advisory Fee	$575,920
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Common Stocks	94.1%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.8%
Consumer Staples	1.8%
Health Care	4.4%
Energy	4.4%
Utilities	5.1%
Money Market Funds	6.2%
Materials	6.8%
Consumer Discretionary	7.5%
Real Estate	9.7%
Industrials	13.8%
Technology	15.3%
Financials	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitol Federal Financial, Inc.	3.8%
Central Pacific Financial Corporation	3.8%
BankUnited, Inc.	3.5%
Concentra Group Holdings Parent, Inc.	3.3%
I3 Verticals, Inc., Class A	3.2%
Knowles Corporation	3.1%
Bank of Hawaii Corporation	3.0%
Moelis & Company, Class A	3.0%
Itron, Inc.	2.8%
Fulton Financial Corporation	2.8%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small Cap Value Fund

Investor Class (CRMSX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRMSX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.06%

How did the Fund perform during the reporting period?

The CRM Small/Mid Cap Value Fund, Institutional Share Class (CRIAX) returned 3.58% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 2500 Value Total Return Index (the “Index”), returned 10.47% for the period.

Against the Index, relative underperformance during the period was mainly attributed to the Fund’s portfolio holdings in the Financials, Industrials, and Materials sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings in the Information Technology, Utilities, and Consumer Discretionary sectors were a positive contributor to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

CRM Small/Mid Cap Value Fund - Institutional Class
Russell 3000® Index
Russell 2500® Value Index
$3,400,000
$2,720,000
$2,040,000
$1,360,000
$680,000
$0
$3,382,207
$2,106,258
$2,081,360
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM Small/Mid Cap Value Fund - Institutional Class	Russell 3000® Index	Russell 2500® Value Index
Jun-2015	$1,000,000	$1,000,000	$1,000,000
Jun-2016	$932,581	$1,021,383	$1,002,150
Jun-2017	$1,083,540	$1,210,436	$1,186,151
Jun-2018	$1,268,058	$1,389,315	$1,322,427
Jun-2019	$1,295,054	$1,514,111	$1,296,982
Jun-2020	$1,138,945	$1,612,975	$1,095,967
Jun-2021	$1,916,370	$2,325,337	$1,788,956
Jun-2022	$1,690,700	$2,002,914	$1,552,932
Jun-2023	$1,847,676	$2,382,540	$1,713,979
Jun-2024	$2,009,350	$2,933,505	$1,906,660
Jun-2025	$2,081,360	$3,382,207	$2,106,258

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Institutional Class	3.58%	12.82%	7.61%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500® Value Index	10.47%	13.96%	7.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,426,608
Number of Portfolio Holdings	44
Advisory Fee	$1,225,464
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Common Stocks	97.7%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.6%
Industrials
21.1%
Technology
15.7%
Health Care
8.8%
Consumer Discretionary
7.4%
Real Estate
7.2%
Materials
6.6%
Energy
3.9%
Utilities
3.4%
Consumer Staples
2.7%
Money Market Funds
2.3%
Liabilities in Excess of Other Assets
-0.7%

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.3%
Consumer Staples	2.7%
Utilities	3.4%
Energy	3.9%
Materials	6.6%
Real Estate	7.2%
Consumer Discretionary	7.4%
Health Care	8.8%
Technology	15.7%
Industrials	21.1%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	3.8%
First American Financial Corporation	3.7%
Bank of Hawaii Corporation	3.7%
ACV Auctions, Inc.	3.6%
Regal Rexnord Corporation	3.5%
BankUnited, Inc.	3.5%
Sun Communities, Inc.	3.2%
Evercore Partners, Inc., Class A	3.2%
Itron, Inc.	3.2%
Concentra Group Holdings Parent, Inc.	3.0%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small/Mid Cap Value Fund

Institutional Class (CRIAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRIAX

Distributed by ALPS Distributors, Inc.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.23%

How did the Fund perform during the reporting period?

The CRM Small/Mid Cap Value Fund, Investor Share Class (CRMAX) returned 3.41% for the 12 months end June 30th, 2025. The Primary (Regulatory Benchmark), the Russell 3000 Total Return Index returned 15.30% for the period and the Secondary (Performance Benchmark), the Russell 2500 Value Total Return Index (the “Index”), returned 10.47% for the period.

Against the Index, relative underperformance during the period was mainly attributed to the Fund’s portfolio holdings in the Financials, Industrials, and Materials sectors compared to the stocks included in those sectors in the Index. Conversely, the Fund’s portfolio holdings in the Information Technology, Utilities, and Consumer Discretionary sectors were a positive contributor to performance compared to the stocks included in those sectors in the Index. We continue to believe investing in companies that have strong management teams with the ability to effectively improve the returns of their businesses should drive compelling long-term returns over this and future cycles.  We also believe investing in small and mid-cap stocks today provides the opportunity to generate inherently higher future potential returns, as this part of the market trades at an absolute valuation discount to its long-term average and at an extraordinary discount relative to large cap stocks. Updated performance information is available at www.crmfunds.com/funds-overview/performance/.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CRM Small/Mid Cap Value Fund - Investor Class
Russell 3000® Index
Russell 2500® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$21,063
$20,400
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	CRM Small/Mid Cap Value Fund - Investor Class	Russell 3000® Index	Russell 2500® Value Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,309	$10,214	$10,022
Jun-2017	$10,786	$12,104	$11,862
Jun-2018	$12,593	$13,893	$13,224
Jun-2019	$12,833	$15,141	$12,970
Jun-2020	$11,270	$16,130	$10,960
Jun-2021	$18,911	$23,253	$17,890
Jun-2022	$16,658	$20,029	$15,529
Jun-2023	$18,169	$23,825	$17,140
Jun-2024	$19,727	$29,335	$19,067
Jun-2025	$20,400	$33,822	$21,063

Average Annual Total Returns

	1 Year	5 Years	10 Years
CRM Small/Mid Cap Value Fund - Investor Class	3.41%	12.60%	7.39%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500® Value Index	10.47%	13.96%	7.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$129,426,608
Number of Portfolio Holdings	44
Advisory Fee	$1,225,464
Portfolio Turnover	146%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Common Stocks	97.7%
Money Market Funds	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.3%
Consumer Staples	2.7%
Utilities	3.4%
Energy	3.9%
Materials	6.6%
Real Estate	7.2%
Consumer Discretionary	7.4%
Health Care	8.8%
Technology	15.7%
Industrials	21.1%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	3.8%
First American Financial Corporation	3.7%
Bank of Hawaii Corporation	3.7%
ACV Auctions, Inc.	3.6%
Regal Rexnord Corporation	3.5%
BankUnited, Inc.	3.5%
Sun Communities, Inc.	3.2%
Evercore Partners, Inc., Class A	3.2%
Itron, Inc.	3.2%
Concentra Group Holdings Parent, Inc.	3.0%

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

CRM Small/Mid Cap Value Fund

Investor Class (CRMAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (http://www.crmfunds.com/funds-overview/shareholder-resources/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CRMAX

Distributed by ALPS Distributors, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	Not applicable
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	Not applicable
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Andi Mullins is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Mullins is independent for purposes of this Item 3.
(a)(2)	Not applicable.
(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $80,000

2024 – $80,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $18,000

2024 – $18,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025 CRM Small Cap Value Fund CRM Small/Mid Cap Value Fund CRM Mid Cap Value Fund CRM All Cap Value Fund CRM Long/Short Opportunities Fund

FINANCIAL STATEMENTS

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2025

Shares		Value
COMMON STOCK — 98.6%
Consumer Discretionary — 7.5%
Home Construction — 2.9%
29,514	Skyline Champion Corporation[1]	$1,847,872
Leisure Facilities & Services — 2.5%
36,304	BJ’s Restaurants, Inc.[1]	1,619,158
Retail — Discretionary — 2.1%
74,808	Victoria’s Secret & Company[1]	1,385,444
Total Consumer Discretionary		4,852,474
Consumer Staples — 1.8%
Household Products — 1.8%
43,729	Clearwater Paper Corporation[1]	1,191,178
Energy – 4.4%
Oil & Gas Producers — 4.4%
27,053	Matador Resources Company	1,290,969
39,684	Range Resources Corporation	1,613,948
Total Energy		2,904,917
Financials — 29.8%
Banking — 19.7%
28,524	Bank of Hawaii Corporation	1,926,226
64,839	BankUnited, Inc.	2,307,620
407,577	Capitol Federal Financial, Inc.	2,486,221
87,212	Central Pacific Financial Corporation	2,444,552
102,511	Fulton Financial Corporation	1,849,298
137,757	TFS Financial Corporation	1,783,953
		12,797,870
Institutional Financial Services — 3.0%
30,864	Moelis & Company, Class A	1,923,444

Shares		Value
Financials — (continued)
Insurance — 2.5%
38,421	Horace Mann Educators Corporation	$1,650,950
Specialty Finance — 4.6%
111,819	LendingClub Corporation[1]	1,345,183
25,794	Stewart Information Services Corporation	1,679,190
		3,024,373
Total Financials		19,396,637
Health Care — 4.4%
Health Care Facilities & Services — 3.3%
103,570	Concentra Group Holdings Parent, Inc.	2,130,435
Medical Equipment & Devices — 1.1%
32,743	BioLife Solutions, Inc.[1]	705,284
Total Health Care		2,835,719
Industrials — 13.8%
Commercial Support Services — 2.1%
5,761	Clean Harbors, Inc.[1]	1,331,828
Electrical Equipment — 5.2%
109,566	Hayward Holdings, Inc.[1]	1,512,011
14,071	Itron, Inc.[1]	1,852,165
		3,364,176
Industrial Support Services – 4.2%
4,915	Applied Industrial Technologies, Inc.	1,142,492
117,815	MRC Global, Inc.[1]	1,615,244
		2,757,736
Transportation & Logistics — 2.3%
45,358	Hub Group, Inc., Class A1	1,516,318
Total Industrials		8,970,058

See accompanying notes to financial statements.	CRM Funds
1

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Materials — 6.8%
Chemicals — 6.8%
25,170	H.B. Fuller Company	$1,513,976
23,000	Rogers Corporation[1]	1,575,040
13,254	Sensient Technologies Corporation	1,305,784
Total Materials		4,394,800
Real Estate — 9.7%
REIT — 9.7%
34,977	COPT Defense Properties	964,666
94,875	Independence Realty Trust, Inc.	1,678,339
22,653	Terreno Realty Corporation	1,270,154
35,347	Urban Edge Properties	659,575
140,637	Xenia Hotels & Resorts, Inc.	1,767,806
Total Real Estate		6,340,540
Technology — 15.3%
Software — 9.1%
108,692	ACV Auctions, Inc.[1]	1,762,984
162,621	Cantaloupe, Inc.[1]	1,787,205
42,640	nCino, Inc.[1,2]	1,192,641
40,145	Omnicell, Inc.[1]	1,180,263
		5,923,093
Technology Hardware — 3.1%
113,660	Knowles Corporation[1]	2,002,689
Technology Services — 3.1%
74,611	I3 Verticals, Inc., Class A1,2	2,050,310
Total Technology		9,976,092

Shares		Value
Utilities — 5.1%
Gas & Water Utilities — 5.1%
14,275	Chesapeake Utilities Corporation	$1,716,141
29,019	Middlesex Water Company	1,572,249
Total Utilities		3,288,390
TOTAL COMMON STOCK (Cost $57,360,401)		64,150,805
SHORT-TERM INVESTMENTS — 4.2%
1,353,388	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.20%[3]	1,353,388
1,353,388	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%[3]	1,353,388
TOTAL SHORT-TERM INVESTMENTS (Cost $2,706,776)		2,706,776
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED – 102.8% (Cost $60,067,177)		66,857,581
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 2.0%
MONEY MARKET FUND — 2.0%
1,327,861	Invesco Government & Agency Portfolio, Institutional Shares, 4.23% (Cost $1,327,861)[3]	1,327,861
TOTAL INVESTMENTS — 104.8% (Cost $61,395,038)		$68,185,442	[4]
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(3,098,052)
NET ASSETS — 100.0%		$65,087,390

See accompanying notes to financial statements.	CRM Funds
2

CRM FUNDS CRM SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2025

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$64,150,805	$—	$—	$64,150,805
Short-Term Investments	2,706,776	—	—	2,706,776
Short-Term Investments Held As Collateral For Loaned Securities	1,327,861	—	—	1,327,861
Total	$68,185,442	$—	$—	$68,185,442

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of June 30, 2025.
[4]

At June 30, 2025, the market value of securities on loan for CRM Small Cap Value Fund was $1,318,114. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
3

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2025

Shares		Value
COMMON STOCK — 98.4%
Consumer Discretionary — 7.4%
Home Construction — 2.5%
50,947	Skyline Champion Corporation[1]	$3,189,792
Retail — Discretionary — 4.9%
13,206	Burlington Stores, Inc.[1]	3,072,244
179,181	Victoria’s Secret & Company[1]	3,318,432
		6,390,676
Total Consumer Discretionary		9,580,468
Consumer Staples — 2.7%
Food — 2.7%
20,046	Marzetti Company (The)	3,463,347
Energy — 3.9%
Oil & Gas Producers — 3.9%
33,252	Matador Resources Company	1,586,785
85,996	Range Resources Corporation	3,497,458
Total Energy		5,084,243
Financials — 21.6%
Banking — 10.0%
70,042	Bank of Hawaii Corporation	4,729,935
125,873	BankUnited, Inc.	4,479,820
286,410	TFS Financial Corporation	3,709,010
		12,918,765
Institutional Financial Services — 4.2%
15,393	Evercore Partners, Inc., Class A	4,156,417
21,205	Moelis & Company, Class A	1,321,496
		5,477,913
Insurance — 1.3%
37,580	Horace Mann Educators Corporation	1,614,813

Shares		Value
Financials — (continued)
Specialty Finance — 6.1%
78,085	First American Financial Corporation	$4,793,638
260,113	LendingClub Corporation[1]	3,129,159
		7,922,797
Total Financials		27,934,288
Health Care — 8.8%
Biotech & Pharma — 1.2%
56,847	WillScot Mobile Mini Holdings Corporation[1]	1,557,608
Health Care Facilities & Services — 3.0%
185,879	Concentra Group Holdings Parent, Inc.	3,823,531
Medical Equipment & Devices — 4.6%
81,293	BioLife Solutions, Inc.[1]	1,751,051
49,689	Bio-Techne Corporation	2,556,499
9,927	Masimo Corporation[1]	1,669,920
		5,977,470
Total Health Care		11,358,609
Industrials – 21.1%
Aerospace & Defense — 2.1%
5,268	Teledyne Technologies, Inc.[1]	2,698,849
Commercial Support Services — 2.8%
15,718	Clean Harbors, Inc.[1]	3,633,687
Electrical Equipment – 8.0%
224,421	Hayward Holdings, Inc.[1]	3,097,010
31,472	Itron, Inc.[1]	4,142,659
82,853	Vontier Corporation	3,057,276
		10,296,945
Industrial Support Services — 2.5%
231,200	MRC Global, Inc.[1]	3,169,752
Machinery — 3.5%
31,181	Regal Rexnord Corporation	4,519,998

See accompanying notes to financial statements.	CRM Funds
4

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Industrials — (continued)
Transportation & Logistics — 2.3%
88,221	Hub Group, Inc., Class A1	$2,949,228
Total Industrials		27,268,459
Materials — 6.6%
Chemicals — 2.8%
36,971	Sensient Technologies Corporation	3,642,383
Construction Materials — 3.8%
17,447	Advanced Drainage Systems, Inc.	2,003,962
14,179	Eagle Materials, Inc.	2,865,718
		4,869,680
Total Materials		8,512,063
Real Estate — 7.2%
REIT — 7.2%
26,385	Camden Property Trust	2,973,326
33,142	Sun Communities, Inc.	4,192,131
39,779	Terreno Realty Corporation	2,230,409
Total Real Estate		9,395,866
Technology — 15.7%
Software — 9.0%
288,707	ACV Auctions, Inc.[1]	4,682,828
62,461	nCino, Inc.[1,2]	1,747,034
11,888	PTC, Inc.[1]	2,048,778
316,790	ZoomInfo Technologies, Inc., Class A1	3,205,915
		11,684,555
Technology Hardware — 6.7%
61,039	Ciena Corporation[1]	4,964,301
206,546	Knowles Corporation[1]	3,639,341
		8,603,642
Total Technology		20,288,197

Shares		Value
Utilities — 3.4%
Gas & Water Utilities — 3.4%
8,449	Atmos Energy Corporation	$1,302,075
78,936	Nisource, Inc.	3,184,279
Total Utilities		4,486,354
TOTAL COMMON STOCK (Cost $110,148,368)		127,371,894
SHORT-TERM INVESTMENTS — 0.9%
606,689	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.20%[3]	606,689
606,689	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%[3]	606,689
TOTAL SHORT-TERM INVESTMENTS (Cost $1,213,378)		1,213,378
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED — 99.3% (Cost $111,361,746)		128,585,272
COLLATERAL FOR SECURITIES LOANED — 1.4%
1,764,522	Invesco Government & Agency Portfolio, Institutional Shares, 4.23% (Cost $1,764,522)[3]	1,764,522
TOTAL INVESTMENTS — 100.7% (Cost $113,126,268)		$130,349,794	[4]
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(923,186)
NET ASSETS — 100.0%		$129,426,608

See accompanying notes to financial statements.	CRM Funds
5

CRM FUNDS CRM SMALL/MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2025

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$127,371,894	$—	$—	$127,371,894
Short-Term Investments	1,213,378	—	—	1,213,378
Short-Term Investments Held As Collateral For Loaned Securities	1,764,522	—	—	1,764,522
Total	$130,349,794	$—	$—	$130,349,794

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of June 30, 2025.
[4]

At June 30, 2025, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $1,747,034. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
6

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2025

Shares		Value
COMMON STOCK — 98.6%
Consumer Discretionary — 6.6%
Home Construction — 1.7%
84,423	Skyline Champion Corporation[1]	$5,285,724
Retail — Discretionary — 4.9%
22,950	Burlington Stores, Inc.[1]	5,339,088
117,876	Valvoline, Inc.[1]	4,463,964
273,846	Victoria’s Secret & Company[1]	5,071,628
		14,874,680
Total Consumer Discretionary		20,160,404
Energy — 3.2%
Oil & Gas Producers — 3.2%
123,676	Matador Resources Company	5,901,819
94,244	Range Resources Corporation	3,832,903
Total Energy		9,734,722
Financials — 13.9%
Banking — 5.1%
219,555	BankUnited, Inc.	7,813,962
180,146	Truist Financial Corporation	7,744,477
		15,558,439
Institutional Financial Services — 2.2%
24,410	Evercore Partners, Inc., Class A	6,591,188
Specialty Finance — 6.6%
46,383	Capital One Financial Corporation	9,868,447
168,646	First American Financial Corporation	10,353,178
		20,221,625
Total Financials		42,371,252
Health Care — 7.0%
Biotech & Pharma — 1.4%
150,531	WillScot Mobile Mini Holdings Corporation[1,2]	4,124,549

Shares		Value
Health Care — (continued)
Health Care Facilities & Services — 2.5%
370,612	Concentra Group Holdings Parent, Inc.	$7,623,489
Medical Equipment & Devices — 3.1%
123,892	Bio-Techne Corporation	6,374,244
18,929	Masimo Corporation[1]	3,184,236
		9,558,480
Total Health Care		21,306,518
Industrials — 21.6%
Aerospace & Defense — 5.8%
19,311	Teledyne Technologies, Inc.[1]	9,893,218
31,588	Woodward, Inc.	7,741,903
		17,635,121
Electrical Equipment — 6.3%
45,984	AMETEK, Inc.	8,321,265
296,410	Vontier Corporation	10,937,530
		19,258,795
Industrial Support Services — 1.8%
23,831	Applied Industrial Technologies, Inc.	5,539,516
Machinery — 5.3%
67,339	Regal Rexnord Corporation[2]	9,761,461
49,972	Xylem, Inc.	6,464,378
		16,225,839
Transportation & Logistics — 2.4%
90,805	Canadian Pacific Kansas City Ltd.	7,198,112
Total Industrials		65,857,383

See accompanying notes to financial statements.	CRM Funds
7

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Materials — 14.3%
Chemicals — 7.6%
132,068	Ashland, Inc.	$6,640,379
36,378	Avery Dennison Corporation	6,383,248
63,533	Corteva, Inc.	4,735,114
53,279	Sensient Technologies Corporation	5,249,047
		23,007,788
Construction Materials — 6.7%
51,401	Advanced Drainage Systems, Inc.	5,903,919
86,101	CRH PLC[3]	7,904,072
17,981	Eagle Materials, Inc.	3,634,140
5,420	Martin Marietta Materials, Inc.	2,975,363
		20,417,494
Total Materials		43,425,282
Real Estate — 10.1%
REIT — 10.1%
72,956	Camden Property Trust	8,221,412
66,508	CBRE Group, Inc., Class A1	9,319,101
61,938	Sun Communities, Inc.	7,834,538
93,496	Terreno Realty Corporation	5,242,321
Total Real Estate		30,617,372
Technology — 14.8%
Semiconductors — 2.4%
102,188	Microchip Technology, Inc.	7,190,970
Software — 7.4%
408,917	ACV Auctions, Inc.[1]	6,632,634
555,477	CCC Intelligent Solutions Holdings, Inc.[1]	5,227,039
37,807	PTC, Inc.[1]	6,515,658
420,219	ZoomInfo Technologies, Inc., Class A1	4,252,616
		22,627,947

Shares		Value
Technology — (continued)
Technology Hardware — 2.6%
98,831	Ciena Corporation[1]	$8,037,925
Technology Services — 2.4%
90,837	Global Payments, Inc.	7,270,593
Total Technology		45,127,435
Utilities — 7.1%
Gas & Water Utilities — 7.1%
61,489	Atmos Energy Corporation	9,476,070
302,027	Nisource, Inc.	12,183,769
Total Utilities		21,659,839
TOTAL COMMON STOCK (Cost $254,758,911)		300,260,207
SHORT-TERM INVESTMENTS — 1.5%
2,286,366	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.20%[4]	2,286,366
2,286,367	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%[4]	2,286,367
TOTAL SHORT-TERM INVESTMENTS (Cost $4,572,733)		4,572,733
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED — 100.1% (Cost $259,331,644)		304,832,940

See accompanying notes to financial statements.	CRM Funds
8

CRM FUNDS CRM MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2025

Shares		Value
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.4%
MONEY MARKET FUND — 0.4%
1,167,919	Invesco Government & Agency Portfolio, Institutional Shares, 4.23% (Cost $1,167,919)[4]	$1,167,919
TOTAL INVESTMENTS — 100.5% (Cost $260,499,563)		$306,000,859	[5]
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(1,440,131)
NET ASSETS — 100.0%		$304,560,728

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stocks	$300,260,207	$—	$—	$300,260,207
Short-Term Investments	4,572,733	—	—	4,572,733
Short-Term Investments Held As Collateral For Loaned Securities	1,167,919	—	—	1,167,919
Total	$306,000,859	$—	$—	$306,000,859

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of June 30, 2025.
[5]

At June 30, 2025, the market value of securities on loan for CRM Mid Cap Value Fund was $1,130,256. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes to financial statements.	CRM Funds
9

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2025

Shares		Value
COMMON STOCK — 98.4%
Consumer Discretionary — 5.4%
Home Construction — 2.1%
7,823	Skyline Champion Corporation[1]	$489,798
Retail — Discretionary — 3.3%
1,604	Burlington Stores, Inc.[1]	373,155
20,913	Victoria’s Secret & Company[1]	387,309
		760,464
Total Consumer Discretionary		1,250,262
Energy – 3.5%
Oil & Gas Producers — 3.5%
9,014	Matador Resources Company	430,149
9,141	Range Resources Corporation	371,764
Total Energy		801,913
Financials — 22.1%
Asset Management — 3.3%
8,258	Charles Schwab Corporation (The)	753,460
Banking — 7.8%
6,703	Bank of Hawaii Corporation	452,654
9,552	Citigroup, Inc.	813,066
12,352	Truist Financial Corporation	531,012
		1,796,732
Institutional Financial Services — 2.4%
8,699	Moelis & Company, Class A	542,122

Shares		Value
Financials — (continued)
Specialty Finance — 8.6%
3,804	Capital One Financial Corporation	$809,339
12,853	First American Financial Corporation	789,046
31,847	LendingClub Corporation[1]	383,119
		1,981,504
Total Financials		5,073,818
Health Care — 7.5%
Health Care Facilities & Services — 2.8%
31,048	Concentra Group Holdings Parent, Inc.	638,657
Medical Equipment & Devices — 4.7%
14,550	BioLife Solutions, Inc.[1]	313,407
9,243	Bio-Techne Corporation	475,553
1,751	Masimo Corporation[1]	294,553
		1,083,513
Total Health Care		1,722,170
Industrials – 12.1%
Aerospace & Defense — 2.5%
2,359	Woodward, Inc.	578,167
Electrical Equipment — 2.9%
17,803	Vontier Corporation	656,931
Industrial Support Services — 2.3%
38,330	MRC Global, Inc.[1]	525,504
Machinery — 2.2%
3,977	Xylem, Inc.	514,465
Transportation & Logistics — 2.2%
6,215	Canadian Pacific Kansas City Ltd.	492,663
Total Industrials		2,767,730

See accompanying notes to financial statements.	CRM Funds
10

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Materials — 11.9%
Chemicals — 7.5%
10,930	Ashland, Inc.	$549,560
3,473	Avery Dennison Corporation	609,407
8,085	Rogers Corporation[1]	553,661
		1,712,628
Construction Materials — 4.4%
3,631	Advanced Drainage Systems, Inc.	417,057
6,559	CRH PLC[2]	602,116
		1,019,173
Total Materials		2,731,801
Real Estate — 7.8%
REIT — 7.8%
2,370	Camden Property Trust	267,075
3,904	CBRE Group, Inc., Class A1	547,028
4,615	Sun Communities, Inc.	583,752
6,951	Terreno Realty Corporation	389,743
Total Real Estate		1,787,598
Technology — 26.1%
Semiconductors — 7.6%
4,213	Broadcom, Inc.	1,161,313
8,297	Microchip Technology, Inc.	583,860
		1,745,173
Software — 12.5%
53,971	ACV Auctions, Inc.[1]	875,410
68,401	CCC Intelligent Solutions Holdings, Inc.[1]	643,653
1,900	MongoDB, Inc.[1]	398,981
2,817	PTC, Inc.[1]	485,482
46,028	ZoomInfo Technologies, Inc., Class A1	465,803
		2,869,329

Shares		Value
Technology — (continued)
Technology Hardware — 2.7%
7,593	Ciena Corporation[1]	$617,539
Technology Services — 3.3%
9,344	Global Payments, Inc.	747,894
Total Technology		5,979,935
Utilities — 2.0%
Gas & Water Utilities — 2.0%
11,557	Nisource, Inc.	466,209
TOTAL COMMON STOCK (Cost $20,313,514)		22,581,436
SHORT-TERM INVESTMENTS — 1.6%
185,298	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.20%[3]	185,298
185,297	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%[3]	185,297
TOTAL SHORT-TERM INVESTMENTS (Cost $370,595)		370,595
TOTAL INVESTMENTS — 100.0% (Cost $20,684,109)		$22,952,031
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%[4]		3,751
NET ASSETS — 100.0%		$22,955,782

See accompanying notes to financial statements.	CRM Funds
11

CRM FUNDS CRM ALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2025

A summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2 in Notes to Financial Statements):

Assets	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments in Securities (Value)
Common Stock	$22,581,436	$—	$—	$22,581,436
Short-Term Investments	370,595	—	—	370,595
Total	$22,952,031	$—	$—	$22,952,031

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of June 30, 2025.
[4]	Amount represents less than 0.05%.

See accompanying notes to financial statements.	CRM Funds
12

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2025

Shares		Value
COMMON STOCK — 89.9%
Communications — 1.2%
Internet Media & Services — 1.2%
4,090	Meta Platforms, Inc., Class A	$3,018,788
Consumer Discretionary — 13.1%
Apparel & Textile Products — 0.9%
94,174	Steven Madden Ltd.[1]	2,258,293
Automotive — 2.6%
360,450	Mobileye Global, Inc., Class A1	6,480,891
Home Construction — 3.1%
120,112	Skyline Champion Corporation[1]	7,520,213
Leisure Facilities & Services — 1.7%
93,302	BJ’s Restaurants, Inc.[1]	4,161,270
Retail — Discretionary — 4.8%
25,173	Burlington Stores, Inc.[1]	5,856,247
311,408	Victoria’s Secret & Company[1]	5,767,276
		11,623,523
Total Consumer Discretionary		32,044,190
Consumer Staples — 1.0%
Beverages — 1.0%
2,043,281	Becle SAB de CV	2,475,794
Energy — 3.6%
Oil & Gas Producers — 3.6%
53,140	Matador Resources Company	2,535,841
155,321	Range Resources Corporation	6,316,905
Total Energy		8,852,746
Financials — 17.6%
Asset Management — 1.8%
49,050	Charles Schwab Corporation (The)	4,475,322

Shares		Value
Financials — (continued)
Banking — 5.3%
80,610	Bank of Hawaii Corporation	$5,443,593
207,361	BankUnited, Inc.	7,379,978
		12,823,571
Institutional Financial Services — 3.6%
32,456	Evercore Partners, Inc., Class A	8,763,769
Specialty Finance — 6.9%
40,325	Capital One Financial Corporation	8,579,547
135,639	First American Financial Corporation	8,326,878
		16,906,425
Total Financials		42,969,087
Health Care — 8.5%
Biotech & Pharma — 1.6%
146,189	WillScot Mobile Mini Holdings Corporation[1]	4,005,579
Health Care Facilities & Services — 1.6%
186,376	Concentra Group Holdings Parent, Inc.	3,833,754
Medical Equipment & Devices — 5.3%
163,109	BioLife Solutions, Inc.[1]	3,513,368
99,795	Bio-Techne Corporation	5,134,452
26,362	Masimo Corporation[1]	4,434,616
		13,082,436
Total Health Care		20,921,769
Industrials — 21.5%
Aerospace & Defense — 1.2%
5,646	Teledyne Technologies, Inc.[1]	2,892,502
Commercial Support Services — 3.1%
32,814	Clean Harbors, Inc.[1]	7,585,941

See accompanying notes to financial statements.	CRM Funds
13

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Industrials — (continued)
Electrical Equipment — 7.4%
392,124	Hayward Holdings, Inc.[1]	$5,411,311
53,514	Itron, Inc.[1]	7,044,047
154,278	Vontier Corporation	5,692,858
		18,148,216
Machinery — 5.0%
51,527	Regal Rexnord Corporation	7,469,354
35,502	Xylem, Inc.	4,592,539
		12,061,893
Transportation & Logistics — 4.8%
73,343	Canadian Pacific Kansas City Ltd.	5,813,900
179,280	Hub Group, Inc., Class A1	5,993,329
		11,807,229
Total Industrials		52,495,781
Materials — 3.2%
Chemicals — 1.0%
13,825	Avery Dennison Corporation	2,425,873
Construction Materials — 2.2%
26,704	Eagle Materials, Inc.	5,397,145
Total Materials		7,823,018
Real Estate — 1.9%
REIT — 1.9%
36,985	Sun Communities, Inc.	4,678,233
Technology — 14.2%
Semiconductors — 4.6%
40,472	Broadcom, Inc.	11,156,107
Software — 5.4%
432,718	ACV Auctions, Inc.[1]	7,018,686
613,367	ZoomInfo Technologies, Inc., Class A1	6,207,274
		13,225,960

Shares		Value
Technology — (continued)
Technology Hardware — 4.2%
65,308	Ciena Corporation[1]	$5,311,499
284,688	Knowles Corporation[1]	5,016,203
		10,327,702
Total Technology		34,709,769
Utilities — 4.1%
Electric Utilities — 2.1%
73,449	NextEra Energy, Inc.	5,098,830
Gas & Water Utilities — 2.0%
31,584	Atmos Energy Corporation	4,867,410
Total Utilities		9,966,240
TOTAL COMMON STOCK (Cost $197,390,428)		219,955,415
SHORT-TERM INVESTMENTS — 8.9%
10,954,703	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.20%[2]	10,954,703
10,954,704	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%[2]	10,954,704
TOTAL SHORT-TERM INVESTMENTS (Cost $21,909,407)		21,909,407
TOTAL INVESTMENTS IN SECURITIES (Cost $219,299,835)		241,864,822

COMMON STOCK SOLD SHORT — (17.7)%
Communications — (1.0)%
Internet Media & Services — (1.0)%
(76,357)	Cargurus, Inc.	(2,555,669)

See accompanying notes to financial statements.	CRM Funds
14

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Shares		Value
Consumer Discretionary — (8.6)%
Apparel & Textile Products — (2.2)%
(289,030)	Hanesbrands, Inc.	$(1,323,757)
(44,586)	On Holding AG	(2,320,701)
(147,297)	VF Corporation	(1,730,740)
		(5,375,198)
Home & Office Products — (0.8)%
(221,577)	Arhaus, Inc.	(1,921,073)
Leisure Facilities & Services — (1.8)%
(14,142)	Cheesecake Factory, Inc. (The)	(886,138)
(8,138)	Hilton Worldwide Holdings, Inc.	(2,167,475)
(15,201)	Starbucks Corporation	(1,392,868)
		(4,446,481)
Leisure Products — (0.3)%
(20,879)	Yeti Holdings, Inc.	(658,106)
Retail — Discretionary - (3.5)%
(266,790)	American Eagle Outfitters, Inc.	(2,566,520)
(13,246)	Lowe’s Companies, Inc.	(2,938,890)
(4,114)	Pandora A/S	(722,349)
(46,427)	Tractor Supply Company	(2,449,953)
		(8,677,712)
Total Consumer Discretionary		(21,078,570)
Consumer Staples — (1.6)%
Food — (0.5)%
(78,223)	WK Kellogg Company	(1,246,875)
Retail — Consumer Staples - (1.1)%
(35,836)	Kroger Company (The)	(2,570,516)
Total Consumer Staples		(3,817,391)
Financials — (1.1)%
Banking — (0.6)%
(29,613)	Zions Bancorporation	(1,538,099)

Shares		Value
Financials — (continued)
Insurance — (0.5)%
(5,352)	RenaissanceRe Holdings Ltd.	$(1,300,001)
Total Financials		(2,838,100)
Health Care — (1.4)%
Health Care Facilities & Services — (1.0)%
(8,147)	ICON PLC[3]	(1,184,981)
(7,747)	IQVIA Holdings, Inc.	(1,220,850)
		(2,405,831)
Medical Equipment & Devices — (0.4)%
(10,607)	Illumina, Inc.	(1,012,014)
Total Health Care		(3,417,845)
Industrials — (4.0)%
Electrical Equipment — (1.0)%
(7,845)	Acuity Brands, Inc.	(2,340,477)
Industrial Intermediate Products — (0.2)%
(1,890)	Valmont Industries, Inc.	(617,217)
Industrial Support Services — (0.5)%
(10,224)	SiteOne Landscape Supply, Inc.	(1,236,490)
Machinery — (2.3)%
(13,898)	Franklin Electric Company, Inc.	(1,247,206)
(33,287)	Gates Industrial Corporation PLC[3]	(766,600)
(20,277)	Oshkosh Corporation	(2,302,251)
(26,118)	Terex Corporation	(1,219,449)
		(5,535,506)
Total Industrials		(9,729,690)
TOTAL COMMON STOCK SOLD SHORT — (Proceeds - $43,450,826)		(43,437,265)
OTHER ASSETS IN EXCESS OF LIABILITIES — 18.9%		46,300,367
NET ASSETS — 100.0%		$244,727,924

See accompanying notes to financial statements.	CRM Funds
15

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

A summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2 to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets: Investments in Securities: Common Stocks	$219,955,415	—	—	$219,955,415
Short-Term Investments	21,909,407	—	—	21,909,407
Total Assets – Investments in Securities	$241,864,822	—	—	$241,864,822
Other Financial Instruments:* Total Return Swap Agreements – Equity Contracts	—	$147,674	—	$147,674
Total Assets – Other Financial Instruments	—	$147,674	—	$147,674

Liabilities: Investments in Securities: Common Stock Sold Short	$(43,437,265)	—	—	$(43,437,265)
Total Liabilities – Investments in Securities	$(43,437,265)	—	—	$(43,437,265)
Other Financial Instruments:* Total Return Swap Agreements – Equity Contracts	—	$(1,418,294)	—	$(1,418,294)
Total Liabilities – Other Financial Instruments	—	$(1,418,294)	—	$(1,418,294)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers into or out of Level 3 related to securities held at June 30, 2025.

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of June 30, 2025.
[3]	PLC – Public Limited Company

See accompanying notes to financial statements.	CRM Funds
16

[THIS PAGE INTENTIONALLY LEFT BLANK]

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

OTC Total return swap agreements outstanding at June 30, 2025:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	$ (3,568,967)	Morgan Stanley Custom Swap (MSCM1306) Index(3)	$(89,312)	$—	$(89,312)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,571,772)	Morgan Stanley Custom Swap (MSCM1307) Index(3)	50,974	—	50,974
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,611,423)	Morgan Stanley Custom Swap (MSCM1308) Index(3)	26,180	—	26,180
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,622,491)	Morgan Stanley Custom Swap (MSCM1309) Index(3)	(31,073)	—	(31,073)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,627,791)	Morgan Stanley Custom Swap (MSCM1310) Index(3)	(41,385)	—	(41,385)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,635,307)	Morgan Stanley Custom Swap (MSCM1311) Index(3)	34,019	—	34,019
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,663,659)	Morgan Stanley Custom Swap (MSCM1312) Index(3)	(124,947)	—	(124,947)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,669,175)	Morgan Stanley Custom Swap (MSCM1313) Index(3)	(61,173)	—	(61,173)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,635,377)	Morgan Stanley Custom Swap (MSCM1314) Index(3)	(131,677)	—	(131,677)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,586,581)	Morgan Stanley Custom Swap (MSCM1315) Index(3)	(146,622)	—	(146,622)
Morgan Stanley	3.84% (Fed Funds Rate — 0.45%)	7/28/2026	(3,630,191)	Morgan Stanley Custom Swap (MSCM1316) Index(3)	(98,568)	—	(98,568)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,604,798)	Morgan Stanley Custom Swap (MSCM1317) Index(3)	(102,505)	—	(102,505)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,622,522)	Morgan Stanley Custom Swap (MSCM1318) Index(3)	(194,530)	—	(194,530)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,642,113)	Morgan Stanley Custom Swap (MSCM1319) Index(3)	(95,589)	—	(95,589)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,586,178)	Morgan Stanley Custom Swap (MSCM1320) Index(3)	(185,124)	—	(185,124)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,671,763)	Morgan Stanley Custom Swap (MSCM1321) Index(3)	(96,317)	—	(96,317)
Morgan Stanley	3.85% (Fed Funds Rate — 0.45%)	7/28/2026	(3,703,981)	Morgan Stanley Custom Swap (MSCM1322) Index(3)	(19,472)	—	(19,472)
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,681,846)	Morgan Stanley Custom Swap (MSCM1323) Index(3)	20,955	—	20,955
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,690,069)	Morgan Stanley Custom Swap (MSCM1324) Index(3)	1,938	—	1,938
Morgan Stanley	3.88% (Fed Funds Rate — 0.45%)	7/28/2026	(3,672,974)	Morgan Stanley Custom Swap (MSCM1325) Index(3)	13,608	—	13,608
				Total Unrealized Appreciation			$147,674
				Total Unrealized (Depreciation)			$(1,418,294)
				Total	$(1,270,620)	$—	$(1,270,620)

See accompanying notes to financial statements.	CRM Funds
18

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

OTC Total return swap agreements outstanding at June 30, 2025 (continued):

(1)	Paid monthly.
(2)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

See accompanying notes to financial statements.	CRM Funds
19

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1306) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	995	$76,980	2.10%
Advanced Micro Devices, Inc.	541	76,715	2.09%
Estee Lauder Companies, Inc. (The)	894	72,258	1.97%
Dollar General Corporation	616	70,408	1.92%
NVIDIA Corporation	443	69,990	1.91%
IQVIA Holdings, Inc.	427	67,226	1.83%
Starbucks Corporation	713	65,340	1.78%
Tractor Supply Company	1,237	65,268	1.78%
Cardinal Health, Inc.	388	65,119	1.77%
Blackstone, Inc.	431	64,531	1.76%
CVS Health Corporation	935	64,481	1.76%
NetApp, Inc.	604	64,325	1.75%
Hilton Worldwide Holdings, Inc.	241	64,176	1.75%
Agilent Technologies, Inc.	535	63,121	1.72%
Kroger Company (The)	877	62,934	1.72%
Target Corporation	637	62,818	1.71%
Moody’s Corporation	125	62,645	1.71%
Ford Motor Company	5,767	62,574	1.71%
Canadian Imperial Bank of Commerce	881	62,410	1.70%
AT&T, Inc.	2,153	62,318	1.70%
Sysco Corporation	820	62,110	1.69%
Hershey Company (The)	373	61,823	1.68%
Pfizer, Inc.	2,548	61,775	1.68%
Apple, Inc.	298	61,151	1.67%
McKesson Corporation	83	60,967	1.66%
Darden Restaurants, Inc.	279	60,914	1.66%
Realty Income Corporation	1,057	60,910	1.66%
Mettler-Toledo International, Inc.	52	60,858	1.66%
Ecolab, Inc.	225	60,724	1.66%
Motorola Solutions, Inc.	144	60,595	1.65%
Williams-Sonoma, Inc.	370	60,459	1.65%
PepsiCo, Inc.	455	60,132	1.64%
HCA Healthcare, Inc.	157	60,132	1.64%
Waters Corporation	171	59,829	1.63%
Home Depot, Inc. (The)	163	59,595	1.62%
Nokia Corporation, Class A	11,468	59,405	1.62%
Ulta Beauty, Inc.	127	59,401	1.62%
General Motors Company	1,207	59,381	1.62%

See accompanying notes to financial statements.	CRM Funds
20

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
CDW Corporation	332	$59,276	1.62%
O’Reilly Automotive, Inc.	657	59,183	1.61%
Johnson & Johnson	386	58,915	1.61%
W. R. Berkley Corporation	801	58,886	1.60%
Lowe’s Companies, Inc.	265	58,840	1.60%
Steris Corporation	244	58,645	1.60%
Church & Dwight Company, Inc.	609	58,524	1.60%
Extra Space Storage, Inc.	396	58,394	1.59%
Anheuser-Busch InBev S.A. - ADR	849	58,360	1.59%
Amgen, Inc.	208	58,000	1.58%
Prologis, Inc.	551	57,945	1.58%
Cognizant Technology Solutions Corporation	739	57,675	1.57%
Allstate Corporation (The)	285	57,422	1.57%
Sherwin-Williams Company (The)	167	57,286	1.56%
General Mills, Inc.	1,103	57,160	1.56%
Costco Wholesale Corporation	58	56,972	1.55%
Progressive Corporation	210	56,067	1.53%
McDonald’s Corporation	191	55,728	1.52%
Restaurant Brands International, Inc.	838	55,571	1.51%
Constellation Brands, Inc.	336	54,622	1.49%
Ross Stores, Inc.	427	54,518	1.49%
Lululemon Athletica, Inc.	189	44,912	1.22%
		$3,668,699	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1307) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	21,165	$1,219,334	34.53%
Prologis, Inc.	11,012	1,157,560	32.78%
Extra Space Storage, Inc.	7,828	1,154,091	32.69%
		$3,530,985	100.00%

See accompanying notes to financial statements.	CRM Funds
21

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1308) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	21,565	$1,242,371	34.56%
Extra Space Storage, Inc.	8,056	1,187,807	33.04%
Prologis, Inc.	11,079	1,164,657	32.40%
		$3,594,835	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1309) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	363	$51,563	1.41%
Estee Lauder Companies, Inc. (The)	626	50,583	1.38%
Marvell Technology, Inc.	650	50,303	1.37%
NVIDIA Corporation	304	47,968	1.31%
Caterpillar, Inc.	123	47,885	1.31%
Emerson Electric Company	354	47,242	1.29%
Eaton Corporation PLC	132	47,030	1.28%
Cardinal Health, Inc.	280	46,985	1.28%
CVS Health Corporation	678	46,756	1.28%
United Rentals, Inc.	62	46,605	1.27%
Kroger Company (The)	650	46,590	1.27%
Blackstone, Inc.	311	46,449	1.27%
Tractor Supply Company	873	46,085	1.26%
Hilton Worldwide Holdings, Inc.	173	46,011	1.26%
IQVIA Holdings, Inc.	291	45,912	1.25%
General Dynamics Corporation	157	45,695	1.25%
Ford Motor Company	4,208	45,656	1.25%
AT&T, Inc.	1,575	45,578	1.24%
Target Corporation	459	45,250	1.24%
Hubbell, Inc.	110	45,040	1.23%
Canadian Imperial Bank of Commerce	635	44,975	1.23%
ON Semiconductor Corporation	857	44,915	1.23%
Rockwell Automation, Inc.	135	44,884	1.23%
Starbucks Corporation	489	44,811	1.22%
Sysco Corporation	591	44,768	1.22%
Pfizer, Inc.	1,842	44,655	1.22%

See accompanying notes to financial statements.	CRM Funds
22

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Moody’s Corporation	89	$44,515	1.22%
McKesson Corporation	61	44,506	1.22%
General Motors Company	904	44,481	1.21%
Realty Income Corporation	771	44,392	1.21%
CyberArk Software Ltd.	109	44,290	1.21%
Hershey Company (The)	267	44,282	1.21%
Fastenal Company	1,054	44,270	1.21%
NetApp, Inc.	415	44,248	1.21%
Agilent Technologies, Inc.	375	44,240	1.21%
PACCAR, Inc.	465	44,239	1.21%
Westinghouse Air Brake Technologies Corporation	211	44,232	1.21%
United Parcel Service, Class B	437	44,134	1.20%
Iron Mountain, Inc.	430	44,104	1.20%
Dollar General Corporation	386	44,096	1.20%
Lennox International, Inc.	77	43,989	1.20%
Cummins, Inc.	133	43,713	1.19%
Apple, Inc.	212	43,589	1.19%
CDW Corporation	244	43,526	1.19%
Ecolab, Inc.	161	43,477	1.19%
Darden Restaurants, Inc.	199	43,432	1.19%
Motorola Solutions, Inc.	103	43,405	1.18%
Old Dominion Freight Line, Inc.	267	43,305	1.18%
Ulta Beauty, Inc.	93	43,291	1.18%
Mettler-Toledo International, Inc.	37	43,275	1.18%
HCA Healthcare, Inc.	113	43,252	1.18%
PepsiCo, Inc.	327	43,187	1.18%
Johnson & Johnson	281	42,957	1.17%
W. R. Berkley Corporation	582	42,758	1.17%
Steris Corporation	178	42,755	1.17%
International Paper Company (The)	911	42,670	1.16%
O’Reilly Automotive, Inc.	473	42,628	1.16%
Boeing Company (The)	203	42,591	1.16%
Waters Corporation	122	42,588	1.16%
Extra Space Storage, Inc.	288	42,447	1.16%
Home Depot, Inc. (The)	116	42,423	1.16%
Cintas Corporation	190	42,236	1.15%
Cognizant Technology Solutions Corporation	540	42,165	1.15%
Allstate Corporation (The)	208	41,947	1.15%
Amgen, Inc.	150	41,918	1.14%
Lowe’s Companies, Inc.	189	41,859	1.14%
Prologis, Inc.	397	41,774	1.14%
W. W. Grainger, Inc.	40	41,659	1.14%
Church & Dwight Company, Inc.	432	41,567	1.13%

See accompanying notes to financial statements.	CRM Funds
23

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Anheuser-Busch InBev S.A. - ADR	602	$41,397	1.13%
Nokia Corporation, Class A	7,965	41,257	1.13%
Teva Pharmaceutical Industries Ltd. - ADR	2,459	41,220	1.13%
General Mills, Inc.	789	40,880	1.12%
Sherwin-Williams Company (The)	119	40,846	1.12%
Progressive Corporation	153	40,751	1.11%
Automatic Data Processing, Inc.	132	40,737	1.11%
Costco Wholesale Corporation	41	40,559	1.11%
McDonald’s Corporation	138	40,406	1.10%
Guidewire Software, Inc.	170	39,946	1.09%
Restaurant Brands International, Inc.	602	39,922	1.09%
Constellation Brands, Inc.	243	39,610	1.08%
Ross Stores, Inc.	302	38,575	1.05%
DocuSign, Inc.	459	35,765	0.98%
Lululemon Athletica, Inc.	129	30,541	0.83%
		$3,663,018	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1310) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	385	$54,685	1.49%
Estee Lauder Companies, Inc. (The)	661	53,408	1.45%
Marvell Technology, Inc.	684	52,959	1.44%
NVIDIA Corporation	318	50,317	1.37%
Caterpillar, Inc.	128	49,599	1.35%
CVS Health Corporation	707	48,754	1.33%
Eaton Corporation PLC	137	48,750	1.33%
Cardinal Health, Inc.	289	48,599	1.32%
Emerson Electric Company	364	48,526	1.32%
Blackstone, Inc.	324	48,409	1.32%
Kroger Company (The)	673	48,279	1.31%
United Rentals, Inc.	64	48,041	1.31%
Ford Motor Company	4,414	47,895	1.30%
Hilton Worldwide Holdings, Inc.	179	47,790	1.30%
IQVIA Holdings, Inc.	303	47,676	1.30%
General Dynamics Corporation	162	47,385	1.29%
ON Semiconductor Corporation	900	47,167	1.28%
Target Corporation	477	47,030	1.28%
Starbucks Corporation	513	46,962	1.28%

See accompanying notes to financial statements.	CRM Funds
24

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Hubbell, Inc.	115	$46,856	1.27%
Pfizer, Inc.	1,928	46,744	1.27%
AT&T, Inc.	1,606	46,479	1.26%
United Parcel Service, Class B	460	46,457	1.26%
General Motors Company	944	46,433	1.26%
CyberArk Software Ltd.	114	46,255	1.26%
Rockwell Automation, Inc.	139	46,207	1.26%
Agilent Technologies, Inc.	391	46,177	1.26%
Realty Income Corporation	799	46,005	1.25%
Canadian Imperial Bank of Commerce	649	45,960	1.25%
McKesson Corporation	63	45,911	1.25%
Moody’s Corporation	91	45,869	1.25%
PACCAR, Inc.	482	45,843	1.25%
Sysco Corporation	604	45,775	1.24%
Tractor Supply Company	867	45,728	1.24%
Westinghouse Air Brake Technologies Corporation	218	45,715	1.24%
Apple, Inc.	222	45,593	1.24%
Hershey Company (The)	274	45,452	1.24%
NetApp, Inc.	426	45,415	1.23%
Old Dominion Freight Line, Inc.	279	45,315	1.23%
Fastenal Company	1,078	45,296	1.23%
CDW Corporation	254	45,284	1.23%
Cummins, Inc.	138	45,188	1.23%
Darden Restaurants, Inc.	207	45,187	1.23%
Iron Mountain, Inc.	440	45,152	1.23%
Motorola Solutions, Inc.	107	45,049	1.22%
Ecolab, Inc.	167	45,003	1.22%
Mettler-Toledo International, Inc.	38	44,971	1.22%
Waters Corporation	129	44,933	1.22%
PepsiCo, Inc.	340	44,900	1.22%
Dollar General Corporation	392	44,795	1.22%
HCA Healthcare, Inc.	117	44,771	1.22%
Boeing Company (The)	213	44,693	1.22%
Ulta Beauty, Inc.	95	44,658	1.21%
W. R. Berkley Corporation	604	44,343	1.21%
International Paper Company (The)	947	44,328	1.21%
Johnson & Johnson	290	44,320	1.21%
Home Depot, Inc. (The)	121	44,265	1.20%
Extra Space Storage, Inc.	298	43,990	1.20%
Steris Corporation	183	43,969	1.20%
O’Reilly Automotive, Inc.	488	43,939	1.19%
Cognizant Technology Solutions Corporation	562	43,859	1.19%
Cintas Corporation	196	43,792	1.19%

See accompanying notes to financial statements.	CRM Funds
25

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Costco Wholesale Corporation	44	$43,663	1.19%
Prologis, Inc.	414	43,467	1.18%
Lowe’s Companies, Inc.	196	43,463	1.18%
Allstate Corporation (The)	216	43,432	1.18%
Amgen, Inc.	155	43,359	1.18%
Church & Dwight Company, Inc.	450	43,287	1.18%
Anheuser-Busch InBev S.A. - ADR	628	43,189	1.17%
Nokia Corporation, Class A	8,272	42,847	1.16%
Sherwin-Williams Company (The)	125	42,775	1.16%
W. W. Grainger, Inc.	41	42,724	1.16%
Constellation Brands, Inc.	261	42,514	1.16%
Progressive Corporation	159	42,461	1.15%
General Mills, Inc.	817	42,345	1.15%
McDonald’s Corporation	144	42,158	1.15%
Automatic Data Processing, Inc.	137	42,147	1.15%
Restaurant Brands International, Inc.	625	41,399	1.13%
Guidewire Software, Inc.	174	40,981	1.11%
Ross Stores, Inc.	313	39,989	1.09%
Lululemon Athletica, Inc.	135	32,022	0.87%
		$3,677,327	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1311) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Canadian Imperial Bank of Commerce	17,600	$1,246,600	34.54%
Extra Space Storage, Inc.	8,085	1,192,076	33.03%
Prologis, Inc.	11,135	1,170,534	32.43%
		$3,609,210	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1312) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	12,796	$818,785	21.57%
Marvell Technology, Inc.	10,553	816,763	21.51%
Canadian Imperial Bank of Commerce	10,619	752,111	19.81%

See accompanying notes to financial statements.	CRM Funds
26

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	7,495	$739,343	19.48%
Lululemon Athletica, Inc.	2,817	669,157	17.63%
		$3,796,159	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1313) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	2,467	$350,106	9.37%
Western Digital Corporation	5,435	347,761	9.30%
Marvell Technology, Inc.	4,417	341,876	9.15%
Canadian Imperial Bank of Commerce	4,439	314,409	8.41%
Ford Motor Company	28,686	311,238	8.33%
General Motors Company	6,214	305,807	8.18%
Realty Income Corporation	5,302	305,445	8.17%
Target Corporation	3,017	297,670	7.96%
ON Semiconductor Corporation	5,652	296,211	7.93%
Extra Space Storage, Inc.	2,005	295,684	7.91%
Prologis, Inc.	2,777	291,930	7.81%
Lululemon Athletica, Inc.	1,176	279,459	7.48%
		$3,737,596	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1314) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	2,319	$329,074	8.72%
Marvell Technology, Inc.	4,117	318,641	8.44%
NVIDIA Corporation	1,967	310,749	8.23%
Canadian Imperial Bank of Commerce	4,134	292,795	7.76%
NetApp, Inc.	2,737	291,661	7.73%
Dollar General Corporation	2,521	288,316	7.64%
Ford Motor Company	26,354	285,938	7.58%
ON Semiconductor Corporation	5,425	284,349	7.54%
Target Corporation	2,863	282,477	7.49%
General Motors Company	5,633	277,213	7.35%
Extra Space Storage, Inc.	1,870	275,640	7.30%

See accompanying notes to financial statements.	CRM Funds
27

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	2,589	$272,179	7.21%
Lululemon Athletica, Inc.	1,114	264,561	7.01%
		$3,773,593	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1315) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	2,193	$311,188	8.32%
Marvell Technology, Inc.	3,732	288,829	7.73%
NVIDIA Corporation	1,792	283,152	7.57%
Canadian Imperial Bank of Commerce	3,804	269,458	7.21%
NetApp, Inc.	2,524	268,985	7.19%
Ford Motor Company	24,679	267,769	7.16%
Old Dominion Freight Line, Inc.	1,600	259,695	6.95%
General Motors Company	5,276	259,608	6.94%
Realty Income Corporation	4,484	258,302	6.91%
Target Corporation	2,617	258,196	6.91%
ON Semiconductor Corporation	4,905	257,076	6.88%
Extra Space Storage, Inc.	1,727	254,571	6.81%
Prologis, Inc.	2,396	251,915	6.74%
Lululemon Athletica, Inc.	1,052	249,930	6.68%
		$3,738,674	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1316) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	1,549	$219,734	5.88%
Marvell Technology, Inc.	2,677	207,208	5.55%
NVIDIA Corporation	1,267	200,172	5.36%
NetApp, Inc.	1,790	190,722	5.11%
CDW Corporation	1,055	188,498	5.05%
Ford Motor Company	17,246	187,118	5.01%
Canadian Imperial Bank of Commerce	2,640	187,003	5.01%
Target Corporation	1,886	186,061	4.98%
ON Semiconductor Corporation	3,526	184,776	4.95%

See accompanying notes to financial statements.	CRM Funds
28

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Dollar General Corporation	1,611	$184,224	4.93%
CVS Health Corporation	2,666	183,928	4.93%
Ulta Beauty, Inc.	392	183,264	4.91%
Old Dominion Freight Line, Inc.	1,123	182,256	4.88%
General Motors Company	3,697	181,946	4.87%
Darden Restaurants, Inc.	827	180,264	4.83%
Costco Wholesale Corporation	182	179,826	4.82%
Lululemon Athletica, Inc.	752	178,724	4.79%
Restaurant Brands International, Inc.	2,674	177,281	4.75%
Starbucks Corporation	1,929	176,731	4.73%
Ross Stores, Inc.	1,364	174,056	4.66%
		$3,733,792	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1317) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	1,684	$238,934	6.44%
Western Digital Corporation	3,707	237,210	6.39%
Marvell Technology, Inc.	3,022	233,912	6.30%
NVIDIA Corporation	1,471	232,380	6.26%
Apple, Inc.	1,073	220,057	5.93%
NetApp, Inc.	2,042	217,617	5.86%
Ford Motor Company	20,039	217,427	5.86%
Old Dominion Freight Line, Inc.	1,335	216,621	5.83%
Target Corporation	2,186	215,615	5.81%
Costco Wholesale Corporation	216	214,024	5.77%
General Motors Company	4,319	212,558	5.73%
United Parcel Service, Class B	2,105	212,502	5.72%
Ulta Beauty, Inc.	451	210,960	5.68%
Lululemon Athletica, Inc.	882	209,550	5.64%
Starbucks Corporation	2,277	208,606	5.62%
Ross Stores, Inc.	1,623	207,025	5.58%
ON Semiconductor Corporation	3,950	207,011	5.58%
		$3,712,009	100.00%

See accompanying notes to financial statements.	CRM Funds
29

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1318) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	3,532	$501,255	13.12%
Marvell Technology, Inc.	6,415	496,509	12.99%
NVIDIA Corporation	3,115	492,184	12.88%
Western Digital Corporation	7,666	490,523	12.84%
Apple, Inc.	2,295	470,845	12.32%
Ford Motor Company	43,088	467,503	12.24%
General Motors Company	9,299	457,624	11.98%
ON Semiconductor Corporation	8,481	444,480	11.63%
		$3,820,923	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1319) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Advanced Micro Devices, Inc.	1,580	$224,183	5.99%
NVIDIA Corporation	1,377	217,536	5.82%
Western Digital Corporation	3,384	216,555	5.79%
CDW Corporation	1,178	210,433	5.63%
Apple, Inc.	1,019	209,064	5.59%
Ford Motor Company	19,205	208,377	5.57%
Old Dominion Freight Line, Inc.	1,284	208,361	5.57%
Lululemon Athletica, Inc.	876	208,134	5.56%
Target Corporation	2,106	207,745	5.55%
NetApp, Inc.	1,949	207,719	5.55%
Marvell Technology, Inc.	2,673	206,859	5.53%
General Motors Company	4,165	204,976	5.48%
Williams-Sonoma, Inc.	1,249	203,969	5.45%
United Parcel Service, Class B	2,019	203,804	5.45%
Costco Wholesale Corporation	205	203,402	5.44%
ON Semiconductor Corporation	3,833	200,886	5.37%
Ross Stores, Inc.	1,564	199,576	5.34%
Starbucks Corporation	2,171	198,900	5.32%
		$3,740,479	100.00%

See accompanying notes to financial statements.	CRM Funds
30

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1320) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	779	$273,197	7.24%
Advanced Micro Devices, Inc.	1,874	265,978	7.05%
NVIDIA Corporation	1,671	264,001	7.00%
Western Digital Corporation	4,054	259,428	6.87%
Marvell Technology, Inc.	3,270	253,093	6.71%
CDW Corporation	1,409	251,602	6.67%
NetApp, Inc.	2,341	249,409	6.61%
Old Dominion Freight Line, Inc.	1,536	249,345	6.61%
Ford Motor Company	22,698	246,275	6.53%
General Motors Company	4,987	245,410	6.50%
Apple, Inc.	1,196	245,360	6.50%
Mettler-Toledo International, Inc.	208	244,704	6.48%
United Parcel Service, Class B	2,421	244,417	6.48%
Nokia Corporation, Class A	46,856	242,716	6.43%
ON Semiconductor Corporation	4,551	238,508	6.32%
		$3,773,443	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1321) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	1,474	$516,579	13.70%
Marvell Technology, Inc.	6,405	495,752	13.15%
Lululemon Athletica, Inc.	2,010	477,509	12.66%
Target Corporation	4,696	463,307	12.29%
General Motors Company	9,344	459,797	12.20%
Ford Motor Company	42,172	457,567	12.14%
Sherwin-Williams Company (The)	1,319	452,809	12.01%
ON Semiconductor Corporation	8,526	446,870	11.85%
		$3,770,190	100.00%

See accompanying notes to financial statements.	CRM Funds
31

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued) June 30, 2025

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1322) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
NVIDIA Corporation	3,102	$490,047	13.16%
Marvell Technology, Inc.	6,100	472,108	12.67%
Lululemon Athletica, Inc.	1,969	467,908	12.56%
Coinbase Global, Inc., Class A	1,330	466,293	12.52%
Ford Motor Company	42,754	463,881	12.45%
General Motors Company	9,362	460,716	12.37%
NetApp, Inc.	4,323	460,565	12.36%
ON Semiconductor Corporation	8,462	443,518	11.91%
		$3,725,036	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1323) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	2,628	$624,325	17.05%
Marvell Technology, Inc.	8,013	620,178	16.93%
NetApp, Inc.	5,784	616,325	16.83%
Sherwin-Williams Company (The)	1,771	607,940	16.60%
Coinbase Global, Inc., Class A	1,712	600,045	16.39%
ON Semiconductor Corporation	11,321	593,343	16.20%
		$3,662,156	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1324) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	2,268	$538,910	14.61%
Ford Motor Company	49,417	536,172	14.54%
NVIDIA Corporation	3,389	535,364	14.51%
Target Corporation	5,382	530,951	14.40%
Williams-Sonoma, Inc.	3,244	529,971	14.37%
General Motors Company	10,686	525,834	14.26%

See accompanying notes to financial statements.	CRM Funds
32

CRM FUNDS CRM LONG/SHORT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Concluded) June 30, 2025

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	1,401	$490,875	13.31%
		$3,688,077	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1325) Index total return swap with Morgan Stanley Bank as of June 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	56,710	$615,302	16.81%
NVIDIA Corporation	3,883	613,399	16.76%
United Parcel Service, Class B	6,053	611,014	16.70%
Coinbase Global, Inc., Class A	1,733	607,372	16.60%
General Motors Company	12,328	606,672	16.58%
International Paper Company (The)	12,929	605,485	16.55%
		$3,659,244	100.00%

See accompanying notes to financial statements.	CRM Funds
33

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES June 30, 2025

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$61,395,038	$113,126,268	$260,499,563
Net unrealized appreciation	6,790,404	17,223,526	45,501,296
Total investments in securities, at value[1]	68,185,442	130,349,794	306,000,859
Receivable for securities sold	—	1,635,486	—
Dividends and interest receivable	86,048	110,786	252,262
Receivable for fund shares sold	95	75,578	396,872
Receivable for securities lending income	45	57	114
Other assets	4,228	26,438	26,637
Total Assets	68,275,858	132,198,139	306,676,744

LIABILITIES:
Obligation to return securities lending collateral	1,327,861	1,764,522	1,167,919
Payable for fund shares redeemed	1,773,019	341,066	607,101
Payable for securities purchased	—	493,685	—
Accrued advisory fee	33,391	74,555	152,371
Other accrued expenses	54,197	97,703	188,625
Total Liabilities	3,188,468	2,771,531	2,116,016
NET ASSETS	$65,087,390	$129,426,608	$304,560,728
COMPONENTS OF NET ASSETS
Paid in capital	$53,904,880	$114,215,424	$248,511,494
Total distributable earnings	11,182,510	15,211,184	56,049,234
NET ASSETS	$65,087,390	$129,426,608	$304,560,728
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$25,909,970	$13,706,263	$123,185,767
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,012,171	1,379,012	5,906,792
Net asset value, offering and redemption price per share	$12.88	$9.94	$20.85
INSTITUTIONAL CLASS SHARES
Net assets	$39,177,420	$115,720,345	$181,374,961
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,376,843	11,044,661	8,140,927
Net asset value, offering and redemption price per share	$16.48	$10.48	$22.28

[1] Includes securities loaned of:	$1,318,114	$1,747,034	$1,130,256

See accompanying notes to financial statements.	CRM Funds
34

CRM FUNDS STATEMENTS OF ASSETS AND LIABILITIES June 30, 2025

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
ASSETS:
Investments in securities
Investments in securities, at cost	$20,684,109	$219,299,835
Net unrealized appreciation	2,267,922	22,564,987
Total investments in securities, at value	22,952,031	241,864,822
Cash pledged with broker for securities sold short	—	48,028,094
Unrealized appreciation on swap agreements	—	147,674
Receivable for fund shares sold	—	254,750
Dividends and interest receivable	13,157	186,811
Receivable for securities lending income	4	—
Due from Broker - Short Sales	—	304,944
Swap income receivable	—	213,559
Other assets	13,292	33,106
Total Assets	22,978,484	291,033,760

LIABILITIES:
Due to Broker - Short Sales		762,313
Securities sold short, at value (proceeds $0 and $43,450,826, respectively)	—	43,437,265
Payable for fund shares redeemed	—	184,926
Payable for securities purchased	—	131,545
Unrealized depreciation on swap agreements	—	1,418,294
Payable for dividends on securities sold short	—	1,285
Accrued advisory fee	8,657	275,694
Audit and tax fees	9,990	26,732
Other accrued expenses	4,055	67,782
Total Liabilities	22,702	46,305,836
NET ASSETS	$22,955,782	$244,727,924
COMPONENTS OF NET ASSETS
Paid in capital	$19,149,887	$249,908,280
Total distributable earnings	3,805,895	(5,180,356)
NET ASSETS	$22,955,782	$244,727,924
NET ASSET VALUE PER SHARE
INVESTOR CLASS SHARES
Net assets	$6,488,548
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	982,186
Net asset value, offering and redemption price per share	$6.61
INSTITUTIONAL CLASS SHARES
Net assets	$16,467,234	$244,727,924
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,391,172	20,343,837
Net asset value, offering and redemption price per share	$6.89	$12.03

See accompanying notes to financial statements.	CRM Funds
35

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2025

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
INVESTMENT INCOME:
Dividends and interest	$1,473,780	$2,487,415	$4,835,110
Net securities lending income	879	897	2,013
Foreign tax withheld	—	—	(9,302)
Total investment income	1,474,659	2,488,312	4,827,821

EXPENSES:
Investment advisory fees	575,920	1,225,464	2,586,412
Sub-Transfer agent fees - Institutional Shares	35,171	126,115	189,600
Shareholder Services - Investor Shares	70,876	48,191	343,863
Registration fees	36,335	28,970	50,443
Administration and accounting fees	44,301	75,493	140,670
Transfer agent fees	22,983	57,473	77,197
Custody fees	14,999	15,104	14,999
Audit and tax fees	13,238	18,506	29,532
Insurance fees	13,874	30,686	67,915
Trustee fees and expenses	13,141	27,366	59,936
Legal fees	11,611	24,240	53,057
Shareholder reports	7,069	14,949	32,044
ReFlow fees and expenses	5,593	29,497	94,983
Other expenses	25,765	51,347	68,922
Total expenses	890,876	1,773,401	3,809,573
NET INVESTMENT INCOME	583,783	714,911	1,018,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	9,165,934	9,368,256	27,441,120
In-Kind transactions	1,560,369	9,260,083	30,038,870
Foreign currency transactions	—	—	(266)
Net realized gain	10,726,303	18,628,339	57,479,724
Net change in unrealized appreciation (depreciation) on:
Investments	(8,323,453)	(17,037,495)	(46,861,672)
Foreign currency transactions	—	—	128
Net change in unrealized depreciation	(8,323,453)	(17,037,495)	(46,861,544)
Net realized and unrealized gain on investments and foreign currency	2,402,850	1,590,844	10,618,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,986,633	$2,305,755	$11,636,428

See accompanying notes to financial statements.	CRM Funds
36

CRM FUNDS STATEMENTS OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2025

	CRM All Cap Value Fund	CRM Long/Short Opportunities Fund
INVESTMENT INCOME:
Dividends and interest	$346,706	$5,990,025
Net securities lending income	1,363	—
Foreign tax withheld	(627)	(8,701)
Total investment income	347,442	5,981,324

EXPENSES:
Investment advisory fees	165,266	3,930,220
Dividend expense on securities sold short	—	644,553
Sub-Transfer agent fees - Institutional Shares	2,057	148,910
Shareholder Services - Investor Shares	16,645	—
Registration fees	33,018	30,609
Administration and accounting fees	25,259	118,592
Custody fees	14,999	18,549
Transfer agent fees	13,909	56,364
Audit and tax fees	9,990	26,732
Trustee fees and expenses	4,190	39,241
Insurance fees	4,213	37,580
Legal fees	3,485	36,600
Shareholder reports	2,740	22,273
ReFlow fees and expenses	—	30,307
Other expenses	14,992	97,713
Total expenses	310,763	5,238,243
Expenses waived	(10,390)	(396,482)
Net expenses	300,373	4,841,761
NET INVESTMENT INCOME	47,069	1,139,563

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	3,086,921	(802,758)
In-Kind transactions	—	9,117,988
Securities sold short	—	(8,145,912)
Swap agreements	—	1,123,292
Purchased Options	—	(880,852)
Foreign currency transactions	(91)	(28,452)
Net realized gain	3,086,830	383,306
Net change in unrealized appreciation (depreciation) on:
Investments	(2,213,372)	(7,724,507)
Securities sold short	—	2,138,852
Swap agreements	—	(3,628,552)
Foreign currency transactions	5	(26,937)
Net change in unrealized depreciation	(2,213,367)	(9,241,144)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	873,463	(8,857,838)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$920,532	$(7,718,275)

See accompanying notes to financial statements.	CRM Funds
37

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR	$75,275,015	$77,425,561

OPERATIONS
Net investment income	583,783	403,786
Net realized gain from investments	10,726,303	3,784,811
Net change in unrealized appreciation (depreciation) on investments	(8,323,453)	5,091,061
Net increase in net assets resulting from operations	2,986,633	9,279,658

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(2,783,445)	(1,207,084)
Institutional Class	(4,144,665)	(1,757,607)
Total distributions to shareholders	(6,928,110)	(2,964,691)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	519,097	121,454
Sale of shares - Institutional Shares	11,681,282	3,450,999
Reinvestment of distributions - Investor Class	2,640,950	1,113,318
Reinvestment of distributions - Institutional Class	3,741,091	1,492,966
Redemption of shares - Investor Class	(4,060,577)	(3,867,972)
Redemption of shares - Institutional Class	(20,767,991)	(10,776,278)
Net decrease from capital share transactions	(6,246,148)	(8,465,513)
Total decrease in net assets	(10,187,625)	(2,150,546)

NET ASSETS - END OF YEAR	$65,087,390	$75,275,015

SHARE ACTIVITY
Investor Class:
Sold	35,582	9,523
Issued on reinvestment of distributions	180,270	92,010
Redeemed	(291,527)	(307,693)
Net decrease	(75,675)	(206,160)

Institutional Class:
Sold	673,798	219,901
Issued on reinvestment of distributions	199,631	98,416
Redeemed	(1,277,590)	(677,114)
Net decrease	(404,161)	(358,797)

See accompanying notes to financial statements.	CRM Funds
38

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR	$169,225,405	$220,259,152

OPERATIONS
Net investment income	714,911	753,579
Net realized gain from investments	18,628,339	17,323,035
Net change in unrealized depreciation on investments	(17,037,495)	(977,558)
Net increase in net assets resulting from operations	2,305,755	17,099,056

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(2,824,850)	(143,572)
Institutional Class	(20,411,789)	(1,453,671)
Total distributions to shareholders	(23,236,639)	(1,597,243)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,984,198	2,634,374
Sale of shares - Institutional Shares	95,296,464	33,249,945
Reinvestment of distributions - Investor Class	2,817,963	133,292
Reinvestment of distributions - Institutional Class	10,733,537	1,094,832
Redemption of shares - Investor Class	(10,749,657)	(5,927,585)
Redemption of shares - Institutional Class	(118,950,418)	(97,720,418)
Net decrease from capital share transactions	(18,867,913)	(66,535,560)
Total decrease in net assets	(39,798,797)	(51,033,747)

NET ASSETS - END OF YEAR	$129,426,608	$169,225,405

SHARE ACTIVITY
Investor Class:
Sold	172,195	258,534
Issued on reinvestment of distributions	249,377	13,315
Redeemed	(1,000,723)	(570,128)
Net decrease	(579,151)	(298,279)

Institutional Class:
Sold	8,888,580	3,033,696
Issued on reinvestment of distributions	901,978	104,569
Redeemed	(11,568,089)	(8,786,863)
Net decrease	(1,777,531)	(5,648,598)

See accompanying notes to financial statements.	CRM Funds
39

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR	$372,057,285	$412,887,936

OPERATIONS
Net investment income	1,018,248	1,138,182
Net realized gain from investments	57,479,724	36,075,123
Net change in unrealized depreciation on investments and foreign currency	(46,861,544)	(1,271,028)
Net increase in net assets resulting from operations	11,636,428	35,942,277

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(13,168,546)	(9,626,587)
Institutional Class	(19,426,962)	(13,465,463)
Total distributions to shareholders	(32,595,508)	(23,092,050)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	7,020,092	7,386,528
Sale of shares - Institutional Shares	103,227,504	30,246,143
Reinvestment of distributions - Investor Class	12,937,451	9,467,390
Reinvestment of distributions - Institutional Class	18,242,262	12,666,657
Redemption of shares - Investor Class	(33,874,305)	(35,327,304)
Redemption of shares - Institutional Class	(154,090,481)	(78,120,292)
Net decrease from capital share transactions	(46,537,477)	(53,680,878)
Total decrease in net assets	(67,496,557)	(40,830,651)

NET ASSETS - END OF YEAR	$304,560,728	$372,057,285

SHARE ACTIVITY
Investor Class:
Sold	326,421	340,185
Issued on reinvestment of distributions	576,278	464,543
Redeemed	(1,526,528)	(1,627,828)
Net decrease	(623,829)	(823,100)

Institutional Class:
Sold	4,714,989	1,315,903
Issued on reinvestment of distributions	761,363	585,606
Redeemed	(6,804,763)	(3,438,272)
Net decrease	(1,328,411)	(1,536,763)

See accompanying notes to financial statements.	CRM Funds
40

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR	$23,338,121	$23,668,129

OPERATIONS
Net investment income	47,069	62,998
Net realized gain from investments	3,086,830	1,727,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,213,367)	1,079,275
Net increase in net assets resulting from operations	920,532	2,869,474

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(671,820)	(122,654)
Institutional Class	(1,725,521)	(343,247)
Total distributions to shareholders	(2,397,341)	(465,901)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	86,016	114,223
Sale of shares - Institutional Shares	505,968	444,553
Reinvestment of distributions - Investor Class	671,093	117,823
Reinvestment of distributions - Institutional Class	1,621,462	325,532
Redemption of shares - Investor Class	(623,958)	(1,710,121)
Redemption of shares - Institutional Class	(1,166,111)	(2,025,591)
Net increase (decrease) from capital share transactions	1,094,470	(2,733,581)
Total decrease in net assets	(382,339)	(330,008)

NET ASSETS - END OF YEAR	$22,955,782	$23,338,121

SHARE ACTIVITY
Investor Class:
Sold	12,307	16,865
Issued on reinvestment of distributions	94,122	19,065
Redeemed	(83,827)	(276,638)
Net increase (decrease)	22,602	(240,708)

Institutional Class:
Sold	66,980	67,776
Issued on reinvestment of distributions	218,525	50,865
Redeemed	(161,288)	(296,821)
Net increase (decrease)	124,217	(178,180)

See accompanying notes to financial statements.	CRM Funds
41

CRM FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	CRM Long/Short Opportunities Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
NET ASSETS - BEGINNING OF YEAR	$195,995,806	$255,340,562

OPERATIONS
Net investment income	1,139,563	1,362,007
Net realized gain from investments and foreign currency	383,306	21,663,471
Net change in unrealized depreciation on investments, derivatives, and foreign currency	(9,241,144)	(11,361,034)
Net increase (decrease) in net assets resulting from operations	(7,718,275)	11,664,444

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(22,641,710)	(3,644,212)
Return of Capital	(752,253)	—
Total distributions to shareholders	(23,393,963)	(3,644,212)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Institutional Shares	351,286,172	62,470,181
Reinvestment of distributions - Institutional Class	23,368,461	3,635,291
Redemption of shares - Institutional Class	(294,810,277)	(133,470,460)
Net increase (decrease) from capital share transactions	79,844,356	(67,364,988)
Total increase (decrease) in net assets	48,732,118	(59,344,756)

NET ASSETS - END OF YEAR	$244,727,924	$195,995,806

SHARE ACTIVITY
Institutional Class:
Sold	27,875,006	4,926,945
Issued on reinvestment of distributions	1,790,687	315,016
Redeemed	(24,372,862)	(11,271,054)
Net increase (decrease)	5,292,831	(6,029,093)

See accompanying notes to financial statements.	CRM Funds
42

CRM FUNDS FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$13.50	$12.49	$11.40	$17.35	$11.22
Investment operations:
Net investment income[1]	0.09	0.05	0.14	— [2]	0.04
Net realized and unrealized gain (loss) on investments	0.71	1.53	1.24	(2.26)	6.16
Total from investment operations	0.80	1.58	1.38	(2.26)	6.20
Distributions to shareholders:
From net investment income	(0.04)	(0.23)	(0.06)	(0.01)	(0.07)
From net realized gain on investments	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	(1.42)	(0.57)	(0.29)	(3.69)	(0.07)
Net Asset Value - End of Year	$12.88	$13.50	$12.49	$11.40	$17.35
Total return	4.65%	13.17%	12.09%	(15.73)%	55.36%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.27%	1.26%	1.21%	1.16%	1.15%
Net investment income	0.65%	0.43%	1.11%	0.01%	0.30%
Portfolio turnover rate	105%	77%	54%	54%	63%
Net Assets at end of year (000’s omitted)	$25,910	$28,177	$28,660	$28,325	$38,548

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
43

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$16.94	$15.53	$14.10	$20.55	$13.28
Investment operations:
Net investment income[1]	0.14	0.10	0.19	0.03	0.09
Net realized and unrealized gain (loss) on investments	0.85	1.90	1.55	(2.75)	7.28
Total from investment operations	0.99	2.00	1.74	(2.72)	7.37
Distributions to shareholders:
From net investment income	(0.07)	(0.25)	(0.08)	(0.05)	(0.10)
From net realized gain on investments	(1.38)	(0.34)	(0.23)	(3.68)	—
Total distributions to shareholders	(1.45)	(0.59)	(0.31)	(3.73)	(0.10)
Net Asset Value - End of Year	$16.48	$16.94	$15.53	$14.10	$20.55
Total return	4.79%	13.36%	12.33%	(15.53)%	55.68%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.09%	1.07%	1.01%	0.93%	0.91%
Net investment income	0.82%	0.61%	1.27%	0.18%	0.54%
Portfolio turnover rate	105%	77%	54%	54%	63%
Net Assets at end of year (000’s omitted)	$39,177	$47,098	$48,766	$90,451	$299,170

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
44

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$11.00	$10.20	$9.94	$15.37	$9.71
Investment operations:
Net investment income[1]	0.03	0.03	0.10	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.55	0.84	0.79	(1.39)	6.29
Total from investment operations	0.58	0.87	0.89	(1.29)	6.40
Distributions to shareholders:
From net investment income	(0.04)	(0.07)	(0.06)	(0.17)	(0.03)
From net realized gain on investments	(1.60)	— [2]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	(1.64)	(0.07)	(0.63)	(4.14)	(0.74)
Net Asset Value - End of Year	$9.94	$11.00	$10.20	$9.94	$15.37
Total return	3.41%	8.57%	9.07%	(11.92)%	67.80%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.23%	1.21%	1.18%	1.18%	1.15%
Net investment income	0.27%	0.24%	1.02%	0.82%	0.83%
Portfolio turnover rate	146%	72%	42%	34%	59%
Net Assets at end of year (000’s omitted)	$13,706	$21,541	$23,018	$20,914	$26,464

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
45

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$11.52	$10.68	$10.38	$15.87	$10.00
Investment operations:
Net investment income[1]	0.05	0.04	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.56	0.89	0.82	(1.46)	6.50
Total from investment operations	0.61	0.93	0.95	(1.33)	6.63
Distributions to shareholders:
From net investment income	(0.05)	(0.09)	(0.08)	(0.19)	(0.05)
From net realized gain on investments	(1.60)	— [2]	(0.57)	(3.97)	(0.71)
Total distributions to shareholders	(1.65)	(0.09)	(0.65)	(4.16)	(0.76)
Net Asset Value - End of Year	$10.48	$11.52	$10.68	$10.38	$15.87
Total return	3.58%	8.75%	9.28%	(11.78)%	68.26%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.06%	1.05%	1.01%	1.00%	0.93%
Net investment income	0.46%	0.39%	1.21%	0.98%	0.99%
Portfolio turnover rate	146%	72%	42%	34%	59%
Net Assets at end of year (000’s omitted)	$115,720	$147,684	$197,242	$119,384	$286,762

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
46

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$22.43	$21.73	$21.43	$27.71	$18.34
Investment operations:
Net investment income[1]	0.04	0.04	0.25	0.27	0.15
Net realized and unrealized gain (loss) on investments	0.56	2.05	1.00	(1.57)	9.67
Total from investment operations	0.60	2.09	1.25	(1.30)	9.82
Distributions to shareholders:
From net investment income	(0.02)	(0.24)	(0.26)	(0.26)	(0.09)
From net realized gain on investments	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	(2.18)	(1.39)	(0.95)	(4.98)	(0.45)
Net Asset Value - End of Year	$20.85	$22.43	$21.73	$21.43	$27.71
Total return	1.97%	10.27%	5.78%	(6.68)%	54.09%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.20%	1.16%	1.15%	1.14%	1.15%
Net investment income	0.20%	0.19%	1.16%	1.06%	0.66%
Portfolio turnover rate	88%	47%	43%	23%	63%
Net Assets at end of year (000’s omitted)	$123,186	$146,457	$159,797	$164,743	$187,541

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
47

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$23.82	$23.00	$22.62	$29.00	$19.17
Investment operations:
Net investment income[1]	0.08	0.08	0.31	0.33	0.20
Net realized and unrealized gain (loss) on investments	0.60	2.16	1.06	(1.67)	10.12
Total from investment operations	0.68	2.24	1.37	(1.34)	10.32
Distributions to shareholders:
From net investment income	(0.06)	(0.27)	(0.30)	(0.32)	(0.13)
From net realized gain on investments	(2.16)	(1.15)	(0.69)	(4.72)	(0.36)
Total distributions to shareholders	(2.22)	(1.42)	(0.99)	(5.04)	(0.49)
Net Asset Value - End of Year	$22.28	$23.82	$23.00	$22.62	$29.00
Total return	2.19%	10.39%	6.00%	(6.55)%	54.44%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.04%	0.99%	0.99%	0.97%	0.94%
Net investment income	0.36%	0.36%	1.34%	1.23%	0.84%
Portfolio turnover rate	88%	47%	43%	23%	63%
Net Assets at end of year (000’s omitted)	$181,375	$225,601	$253,091	$219,322	$251,517

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
48

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$7.05	$6.34	$6.47	$8.88	$5.91
Investment operations:
Net investment income[1]	0.00	0.01	— [2]	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.32	0.83	0.33	(0.70)	3.16
Total from investment operations	0.32	0.84	0.33	(0.68)	3.18
Distributions to shareholders:
From net investment income	—	(0.01)	(0.01)	(0.04)	(0.02)
From net realized gain on investments	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	(0.76)	(0.13)	(0.46)	(1.73)	(0.21)
Net Asset Value - End of Year	$6.61	$7.05	$6.34	$6.47	$8.88
Total return	3.71%	13.47%	4.94%	(10.09)%	54.42%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.45%	1.45%	1.41%	1.33%	1.37%
Expenses, excluding waiver/reimbursement	1.48%	1.47%	1.41%	1.33%	1.39%
Net investment income, including waiver/reimbursement	0.02%	0.09%	0.03%	0.32%	0.31%
Portfolio turnover rate	74%	54%	51%	38%	87%
Net Assets at end of year (000’s omitted)	$6,489	$6,767	$7,609	$7,622	$8,916

(1)	Calculated using the average shares method.
(2)	Amount represents less than $0.005.

See accompanying notes to financial statements.	CRM Funds
49

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$7.31	$6.57	$6.69	$9.12	$6.07
Investment operations:
Net investment income[1]	0.02	0.02	0.02	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.33	0.87	0.34	(0.72)	3.24
Total from investment operations	0.35	0.89	0.36	(0.68)	3.28
Distributions to shareholders:
From net investment income	(0.01)	(0.03)	(0.03)	(0.06)	(0.04)
From net realized gain on investments	(0.76)	(0.12)	(0.45)	(1.69)	(0.19)
Total distributions to shareholders	(0.77)	(0.15)	(0.48)	(1.75)	(0.23)
Net Asset Value - End of Year	$6.89	$7.31	$6.57	$6.69	$9.12
Total return	3.93%	13.77%	5.18%	(9.81)%	54.66%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.20%	1.20%	1.18%	1.09%	1.11%
Expenses, excluding waiver/reimbursement	1.25%	1.24%	1.18%	1.09%	1.13%
Net investment income, including waiver/reimbursement	0.27%	0.35%	0.27%	0.56%	0.52%
Portfolio turnover rate	74%	54%	51%	38%	87%
Net Assets at end of year (000’s omitted)	$16,467	$16,571	$16,059	$15,509	$18,393

(1)	Calculated using the average shares method.

See accompanying notes to financial statements.	CRM Funds
50

CRM FUNDS FINANCIAL HIGHLIGHTS

	CRM Long/Short Opportunities Fund — Institutional Shares
	For the Years Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year	$13.02	$12.11	$11.15	$11.62	$10.23
Investment operations:
Net investment income (loss)[1]	0.06	0.09	— [2]	(0.23)	(0.25)
Net realized and unrealized gain (loss) on investments, derivatives and foreign currency	— [2]	1.09	1.14	(0.15)	2.22
Total from investment operations	0.06	1.18	1.14	(0.38)	1.97
Distributions to shareholders:
From net investment income	(0.11)	(0.27)	—	—	—
From net realized gain on investments	(0.91)	—	(0.18)	(0.09)	(0.58)
Return of capital	(0.03)	—	—	—	—
Total distributions to shareholders	(1.05)	(0.27)	(0.18)	(0.09)	(0.58)
Net Asset Value - End of Year	$12.03	$13.02	$12.11	$11.15	$11.62
Total return	(0.20)%	10.07%	10.29%	(3.33)%	19.49%
Ratios to average net assets:
Expenses, including waiver/reimbursement	1.85%	2.25%	2.48%	2.68%	2.79%
Expenses, including waiver/reimbursement and excluding interest and dividend expense relating to short sales	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses, excluding waiver/reimbursement	2.00%	2.41%	2.60%	2.80%	2.90%
Expenses, excluding waiver/reimbursement and interest and dividend expense relating to short sales	1.75%	1.76%	1.72%	1.72%	1.71%
Net investment income (loss), including waiver/reimbursement	0.43%	0.73%	(0.03)%	(2.00)%	(2.18)%
Portfolio turnover rate	187%	113%	90%	157%	201%
Net Assets at end of year (000’s omitted)	$244,728	$195,996	$255,341	$185,463	$127,930

(1)	Calculated using the average shares method.
(2)	Amount represents less than $(0.005).

See accompanying notes to financial statements.	CRM Funds
51

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM All Cap Value Fund (“All Cap Value Fund”) and CRM Long/Short Opportunities Fund (“Long/Short Opportunities Fund”) (each, a “Fund” and collectively, the “Funds”) are series of the CRM Mutual Fund Trust (the “Trust”). The Trust consists of five funds. A shareholder of one series is not deemed to be a shareholder of any other series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, and All Cap Value Fund: Each Fund offers Investor and Institutional Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Investor Shares are available to all investors and are subject to a shareholder servicing fee. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined.

Long/Short Opportunities Fund: The Fund offers Institutional Shares. Shares are generally available for purchase and sale by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Initial investments in the Fund are subject to a $10,000 minimum per registered investment adviser or qualified financial intermediary.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio manager and President of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.

Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting requirements for investment companies under

CRM Funds
52

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price.

The value of such securities quoted on the stock market system, but not listed on the national market system, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market.

Short-term investments with remaining maturities of less than 61 days are valued at amortized cost, provided such amount approximates fair value. A Fund’s currency valuations, if any, are also valued at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations provided by a third-party pricing service. Option contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded.

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53

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board” or “Trustees”) has designated Cramer Rosenthal McGlynn, LLC, (“CRM”) the adviser, to serve as the Trust’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Funds for which market quotations are not readily available in accordance with the Trust’s Securities Pricing Procedures. In addition, the Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

●	Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

CRM Funds
54

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities.

In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As investments whose values are classified as Level 2 prices may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for comparable companies or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any inputs both individually and in the aggregate that is significant to the fair

CRM Funds
55

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

value measurement. The Funds’ policy is to recognize transfers among levels as of the beginning of the reporting period. A summary of the inputs used to value the Funds’ investments as of June 30, 2025 is included with each Fund’s Schedule of Investments.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments that are disclosed within each Fund’s statement of operations, as applicable.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for U.S. income tax is required in each of the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. On an ongoing basis, management monitors the Funds’ tax positions to determine if any adjustments to its conclusions are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended June 30, 2025, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each

CRM Funds
56

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income and expense are recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis amongst the series of the Trust based on relative net assets.

The Funds’ investments in certain countries are subjected to additional capital gain taxes. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities, as applicable. The Funds held no such securities during the year ended June 30, 2025.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Repurchase Agreements. Each Fund (except Long/Short Opportunities Fund) may, through its custodian, receive delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

CRM Funds
57

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Transactions with Affiliates and Other Servicing Agreements. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, and Mid Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.70% of the Fund’s first $1 billion of average daily net assets; 0.65% of the Fund’s next $1 billion of average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears.

CRM has contractually agreed to waive a portion of its fees and assume certain expenses of the Funds to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) exceeds the percentage of average daily net assets as follows:

	Investor Shares	Institutional Shares
Small Cap Value Fund	1.50%	1.25%
Small/Mid Cap Value Fund	1.50%	1.25%
Mid Cap Value Fund	1.50%	1.25%
All Cap Value Fund	1.45%	1.20%

CRM Funds
58

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

For its advisory services to Long/Short Opportunities Fund, CRM receives 1.50% of the Fund’s first $1 billion of average daily net assets; 1.45% of the Fund’s next $1 billion of average daily net assets; and 1.40% of the Fund’s average daily net assets in excess of $2 billion. Advisory fees are paid monthly in arrears. CRM has contractually agreed to waive a portion of its fees and assume certain expenses of Long/Short Opportunities Fund to the extent that total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest, dividend and interest expenses related to short sales, and acquired fund fees and expenses) exceeds the percentage of average daily net assets as follows:

Institutional Shares
Long/Short Opportunities Fund	1.60%

The expense limitations are in effect until November 1, 2025. Fees waived by the Advisor are not subject to recoupment in future periods. Prior to that date, the arrangement may be terminated for a class of a Fund only by the vote of the Board of Trustees of the Funds.

Compliance Services. Northern Lights Compliance Services, LLC provides compliance services to the Trust, including the services of a Chief Compliance Officer. The fees payable to Northern Lights are included in the Statements of Operations under other expenses.

Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation from the Trust at an annual rate of $19,000 which is allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. In addition, the Chairman of the Audit Committee receives $3,500 annually. Prior to January 22, 2025, each Independent Trustee received aggregate annual compensation from the Trust at an annual rate of $60,000 which was allocated on a pro-rata basis amongst the series of the Trust based on relative net assets. Under a Deferred Compensation Plan (the “Plan”)

CRM Funds
59

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. If an Independent Trustee opts for deferral, then the deferred amounts are credited to an Independent Trustee’s deferral account and invested and reinvested in Institutional Shares of one or more of the Funds in the series of the Trust until such amounts are distributed in accordance with the Plan. No Independent Trustee deferred their compensation earned for the year ended June 30, 2025. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, which were paid in cash. Each trustee serves during the continued lifetime of the Funds, or the earlier of when his or her successor is elected or qualified, the Trustee dies, resigns, is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund based on reasonable charges for similar services in the industry, subject to certain limitations. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

CRM Funds
60

CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding in-kind transactions and short-term investments) for the year ended June 30, 2025, were as follows:

	Purchases	Sales	Short Sales	Purchases to Cover Shorts
Small Cap Value Fund	$77,849,548	$85,380,120	$—	$—
Small/Mid Cap Value Fund	232,537,769	256,165,691	—	—
Mid Cap Value Fund	299,883,656	319,542,554	—	—
All Cap Value Fund	17,063,557	17,964,697	—	—
Long/Short Opportunities Fund	424,237,721	355,628,460	150,501,541	162,483,272

For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of portfolio securities for in-kind transactions was as follows:

	Purchases	Sales
Small Cap Value Fund	$—	$3,740,447
Small/Mid Cap Value Fund	—	17,662,635
Mid Cap Value Fund	—	53,532,587
All Cap Value Fund	—	—
Long/Short Opportunities Fund	—	20,207,210

5.

Securities Lending Agreement. Each Fund (except Long/Short Opportunities Fund) may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The Bank of New York Mellon and the lender retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

At June 30, 2025, the following Funds had securities on loan:

	Market Value	Cash Collateral*
Small Cap Value Fund	$1,318,114	$1,327,861
Small/Mid Cap Value Fund	$1,747,034	$1,764,522
Mid Cap Value Fund	$1,130,256	$1,167,919

*

Please note any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

6.

Short Sale Transactions. In short sale transactions, the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends declared on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which the Fund sold the security short. A realized

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash that has been pledged to secure the Fund’s obligation to cover the short positions is reported separately on the Statements of Assets and Liabilities. The Fund may receive from or pay to the broker the net of the following amounts:

(i) income on cash collateral held at the broker and (ii) a financing charge to the extent the cash collateral is less than the margin requirement. The net amounts of income or fees are included as interest income or expense, as applicable, on securities sold short in the Statements of Operations.

During the year ended June 30, 2025, Long/Short Opportunities Fund participated in short sale transactions.

7.	Federal Tax Information.

The tax character of Fund distributions paid for the following years was as follows:

	For the year ended June 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
CRM Small Cap Value Fund	$313,596	$6,614,514	$—	$6,928,110
CRM Small Mid Cap Value Fund	716,364	22,520,275	—	23,236,639
CRM Mid Cap Value Fund	7,000,925	25,594,583	—	32,595,508
CRM All Cap Value Fund	776,869	1,620,472	—	2,397,341
CRM Long/Short Opportunities Fund	2,465,659	20,176,051	752,253	23,393,963

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

	For the year ended June 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
CRM Small Cap Value Fund	$1,217,678	$1,747,013	$—	$2,964,691
CRM Small Mid Cap Value Fund	1,589,627	7,616	—	1,597,243
CRM Mid Cap Value Fund	3,119,964	19,972,086	—	23,092,050
CRM All Cap Value Fund	246,289	219,612	—	465,901
CRM Long/Short Opportunities Fund	3,559,388	84,824	—	3,644,212

As of June 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences
CRM Small Cap Value Fund	$492,936	$4,797,876	$—	$—
CRM Small Mid Cap Value Fund	317,805	3,155,041	—	—
CRM Mid Cap Value Fund	—	14,419,391	—	—
CRM All Cap Value Fund	420,729	1,253,351	—	—
CRM Long/Short Opportunities Fund	—	—	—	—

Fund	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
CRM Small Cap Value Fund	$—	$5,891,698	$11,182,510
CRM Small Mid Cap Value Fund	—	11,738,338	15,211,184
CRM Mid Cap Value Fund	—	41,629,843	56,049,234
CRM All Cap Value Fund	—	2,131,815	3,805,895
CRM Long/Short Opportunities Fund	(16,920,771)	11,740,415	(5,180,356)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Swaps, deferral of unsettled short sale losses, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

currency gains (losses) of $108, $5, and $15,107 for the CRM Mid Cap Value Fund, CRM All Cap Value Fund, and CRM Long/Short Opportunities Fund, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The CRM Long/Short Opportunities Fund incurred and elected to defer such late year losses of $3,395,295.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The CRM Long/Short Opportunities Fund incurred and elected to defer such capital losses of $13,525,476.

During the fiscal year ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
CRM Small Cap Value Fund	$2,081,552	$(2,081,552)
CRM Small Mid Cap Value Fund	9,383,589	(9,383,589)
CRM Mid Cap Value Fund	30,194,546	(30,194,546)
CRM All Cap Value Fund	56,410	(56,410)
CRM Long/Short Opportunities Fund	9,017,578	(9,017,578)

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by the Funds as of December 31, 2024 were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
CRM Small Cap Value Fund	$62,293,744	$9,058,952	$(3,167,254)	$5,891,698
CRM Small Mid Cap Value Fund	118,611,456	17,874,973	(6,136,635)	11,738,338
CRM Mid Cap Value Fund	264,371,124	56,226,961	(14,597,226)	41,629,735
CRM All Cap Value Fund	20,820,221	3,662,728	(1,530,918)	2,131,810
CRM Long/Short Opportunities Fund	186,702,249	27,345,355	(15,620,047)	11,725,308

8.

Reflow Transactions The Fund participates in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.

Following purchases of the Fund’s shares, ReFlow periodically redeems its entire share position in the Fund and requests that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. ReFlow generally redeems its shares when the Fund experiences net sales, when a maximum holding period is reached (currently 8 days), when ReFlow reaches a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow fees that were incurred by the Fund during the year ended June 30, 2025 are recorded within the Statement of Operations.

ReFlow’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will not be subject to the Funds’ investment minimums. The Board has approved the Fund’s use of the ReFlow program. The Advisor believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.

During the fiscal year ended June 30, 2025, the Fund had the following in-kind redemption transactions related to ReFlow:

	CRM Small Cap Value Fund	CRM Small Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Long/ Short Opportunities Fund
Shares	74,896	204,981	502,256	182,384

Value of Securities	$3,740,447	$17,662,635	$53,532,587	$20,207,210
Cash	3,791,440	23,072,444	57,784,680	27,599,441
Total Amount	$7,531,887	$40,735,079	$111,317,267	$47,806,651
Realized Gains	$1,560,369	$9,260,083	$30,038,870	$9,117,988

The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

9.

Derivative Financial Instruments. Each Fund may, but is not required to, invest in derivative contracts, such as swaps and options on securities and securities indices, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities, including short sales; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. Using swaps, options and other derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the Fund. Using derivatives may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Changes in a derivative’s value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.

Options. A Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk, equity risk, foreign currency exchange rate risk and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes an option, such option is covered by cash in an amount sufficient to cover the obligation. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

As of June 30, 2025, the Funds did not hold any option contracts.

Forward Foreign Currency Exchange Contracts. A Fund enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and, in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

As of June 30, 2025, the Funds did not hold any forward foreign currency exchange contracts.

Swaps. A Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Collateral Requirements.For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA MA”), the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

amount to the value of any collateral currently pledged by the Fund and the counterparty.

Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA MA, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Assets and Liabilities as of June 30, 2025:

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

	Asset Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$147,674	$147,674

	Liability Derivative Value
	Total Value	Equity Contracts
Swap Agreements	$1,418,294	$1,418,294

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

The following is a summary of the location of derivatives on Long/Short Opportunities Fund’s Statement of Operations for the year ended June 30, 2025:

Location on the Statements of Operations
Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized gain (loss) from: Swap Agreements, Purchased Option Contracts, and Written Option Contracts	Net change in unrealized appreciation (depreciation) on: Swap agreements

	Net Realized Gain (Loss)
	Total Value	Equity Contracts
Swap Agreements	$1,123,292	$1,123,292

	Net Change in Unrealized Appreciation (Depreciation)
	Total Value	Equity Contracts
Swap Agreements	$(3,628,552)	$(3,628,552)

The table below summarizes the average monthly balance of derivative holdings by Long/Short Opportunities Fund during the year ended June 30, 2025. The average balance of derivatives held is indicative of the trading volume of the Long/Short Opportunities Fund.

Derivative Volume
Swap Contracts (Notional Amount)
$2,947,709

In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA MA or similar agreement with its counterparties. An ISDA MA is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA MA, the Fund may, under certain circumstances, offset with the counterparty

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA MA typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA MA, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA MA against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA MA allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA MA, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Offsetting of Financial and Derivative Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents derivative assets and liabilities net of amounts available for offset under an ISDA MA or similar agreement and, as applicable, the related collateral and potential loss exposure to Long/Short Opportunities Fund as of June 30, 2025:

	Assets	Liabilities
Derivative Financial Instruments:
Swap Agreements	$147,674	$1,418,294
Total derivative assets and liabilities in the Statements of Assets and Liabilities	147,674	1,418,294
Derivatives not subject to an ISDA MA or similar agreement	—	—
Total assets and liabilities subject to an ISDA MA	$147,674	$1,418,294

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

At June 30, 2025, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral received by the Long/Short Opportunities Fund are as follows:

Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure[1]
Morgan Stanley	$147,674	$(1,418,294)	$(1,270,620)	$(1,270,620)	$—

[1]	Net exposure represents the receivable (payable) that would be due to (from) the counterparty in an event of default.

10.

Risks. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions, natural or environmental disasters, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, inflationary pressures and other factors that may or may not be related to the issuer of the security or other asset.

In addition to the risks discussed above, Long/Short Opportunities Fund may also be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that CRM believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to market, issuer and counterparty credit risks with respect to these

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Continued)

financial assets is approximately its value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, a Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. A Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option. With exchange-traded options purchased and centrally cleared swaps, there is less counterparty credit risk to a Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

11.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’

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CRM FUNDS NOTES TO FINANCIAL STATEMENTS — June 30, 2025 (Concluded)

maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

12.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that no subsequent event currently requires recognition or disclosure in the financial statements.

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76

CRM FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of CRM Mutual Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM All Cap Value Fund, and the CRM Long/Short Opportunities Fund (the “Funds”), each a series of CRM Mutual Fund Trust (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2020.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

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CRM FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2025

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CRM FUNDS TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2025, certain dividends may be subject to a maximum tax rate of 20%. For individual shareholders, a percentage of the ordinary income dividends (dividends from net investment income and short-term capital gains, if any) from the Funds qualifies for a maximum tax rate of 20%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income dividends from the Funds qualify for the dividends-received deduction.

The percentages of ordinary income dividends which qualify for the maximum tax rate of 20% (“Qualified Dividends”) and the dividends-received deduction are as follows:

	Qualified Dividends	Dividends Received Deduction
Small Cap Value Fund	100.00%	100.00%
Small/Mid Cap Value Fund	100.00%	100.00%
Mid Cap Value Fund	43.19%	43.19%
All Cap Value Fund	34.79%	34.79%
Long/Short Opportunities Fund	66.36%	66.36%

In January 2026, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 2025, including any distributions paid between July 1, 2025 and December 31, 2025.

CRM Funds
79

CRM FUNDS OTHER INFORMATION (Unaudited)

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on January 22, 2025, the Trust’s shareholders of record as of the close of business on November 29, 2024 voted to approve the following proposal:

Proposal 1: To elect four nominees to the Board of Trustees of the Trust.

	Shares Voted For	Shares Withheld	Shares Need to Approve*
Martin A. Burns	42,197,656 (98.67%)	569,915 (1.33%)	Plurality (greater than 50%)
Ira P. Cohen	42,202,184 (98.68%)	565,387 (1.32%)	Plurality (greater than 50%)
Andrea N. Mullins	42,206,108 (98.69%)	561,464 (1.31%)	Plurality (greater than 50%)
Susan J. Templeton	42,439,563 (99.23%)	328,010 (0.77%)	Plurality (greater than 50%)

*	As a percentage of the total voting securities of the Trust voted at the meeting at which a quorum was present.

CRM Funds
80

CRM FUNDS OTHER INFORMATION (Unaudited) (Concluded)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 800-CRM-2883, on the Funds’ website at www.crmfunds.com, and on the SEC’s website listed above.

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TRUSTEES
Martin A. Burns
Ira P. Cohen
Andrea N. Mullins
Susan J. Templeton

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
300 First Stamford Place, Suite 440
Stamford, CT 06902

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN
The Bank of New York Mellon
2 Hanson Place, 7th Floor
Brooklyn, NY 11217

LEGAL COUNSEL
DLA Piper LLP (US)
One Atlantic Center
1201 West Peachtree Street
Suite 2900
Atlanta, GA 30309

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date:	9/5/25

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	9/5/25

*	Print the name and title of each signing officer under his or her signature.